AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON December 31, 2009

REGISTRATION NOS. 333 -122901 811 -21719

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            ☐
PRE-EFFECTIVE AMENDMENT NO.                                                          ☐
POST-EFFECTIVE AMENDMENT NO. 75                                                                 ☒
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ☐
AMENDMENT NO. 79                                                                                                    ☒

INVESTMENT MANAGERS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

803 West Michigan Street
Milwaukee, WI 53233

(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, Including Area Code: (414) 299-2295

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233

(Name and Address of Agent for Service)

COPIES TO:

Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b) of Rule 485; or
☐ on _______________, pursuant to paragraph (b) of Rule 485; or
☐60 days after filing pursuant to paragraph (a)(1) of Rule 485;
☐ on _____________ pursuant to paragraph (a)(1) of Rule 485; or
☐75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐ on _________ pursuant to paragraph (a)(2) of Rule 485; or
☐ on  __________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☐This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ADVISORY RESEARCH FUND

Advisory Research All Cap Value Fund

PROSPECTUS

December 31, 2009

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Advisory Research All Cap Value Fund
A series of the Investment Managers Series Trust (the “Trust”)

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	1
PRINCIPAL RISKS OF INVESTING IN THE FUND	2
PERFORMANCE	4
FEES AND EXPENSES	5
MANAGEMENT OF THE FUND	7
YOUR ACCOUNT WITH THE FUND	10
SERVICE FEES-OTHER PAYMENTS TO THIRD PARTIES	18
DIVIDENDS AND DISTRIBUTIONS	19
FEDERAL INCOME TAX CONSEQUENCES	19

No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, Advisory Research, Inc., the Fund’s advisor (the "Advisor"), or the Fund’s distributor. This Prospectus does not constitute an offer by the Fund or by the Fund’s distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer in such jurisdiction.

ALL CAP VALUE FUND

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objectives

The All Cap Value Fund's investment objective is long-term capital appreciation.  The Fund's investment objective is not fundamental, and may be changed by the Board of Trustees without shareholder approval.  There is no guarantee that the Fund will achieve its objective.

Principal Investment Strategies

Under normal circumstances, the Fund will invest in equity securities of companies of any size including small and mid capitalization companies.  The Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities.   While the Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of foreign issuers, including those in emerging markets, in keeping with the Fund’s investment objectives.

Under normal market conditions, the Fund will invest in a portfolio of securities typically spread across many economic sectors.  From time to time, the Fund may have a significant portion of its assets in one or more market sectors such as the finance sector.

The Fund also may invest in American, European, Global Depository Receipts (“ADRs”, “EDRs”, and “GDRs”, respectively) and Exchange-Traded Funds (“ETFs”).  ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.  EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.  ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange.

The Advisor’s investment process is a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value.  The Advisor employs a four-step investment process.  First, the Advisor uses a quantitative screen to identify a group of value-oriented securities.  Second, the Advisor conducts a thorough fundamental analysis of each company, focusing on key balance sheet information to determine the net asset value of the company.  In the third step, the Advisor analyzes the companies’ senior management and their business plans to identify competent senior management teams that are committed to unlocking value.  Finally, the portfolio management team determines whether to buy, wait or pass on those companies that have passed the first three steps.  The Advisor also considers other factors including political risk, monetary policy risk, and regulatory risk when selecting foreign (non-U.S.) securities.

The Advisor generally will sell a security when one or more of the following occurs: 1) the Advisor’s estimate of full valuation is realized; 2) a more attractive stock is identified (in which case the least attractive stock in the portfolio is sold); 3) there is significant negative news; or 4) a company is acquired for cash.  In the case of acquisitions for stock, the Advisor will evaluate the combined company.

When the Advisor believes equity market conditions are not favorable to the Fund’s principal investment strategies, the Fund may temporarily invest up to 100% of its assets in cash or high quality short-term money market instruments.  In such a case, the Fund may not achieve its investment objective.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

You should carefully consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Principal Investment Risks

Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risks: A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.  Common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.  Financial reporting standards and transaction settlement systems for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.  In addition, the underlying issuers of certain depository receipts, particularly unsponsored or unregistered depository receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risks:  The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors.  The economies of most emerging market countries are in the infancy stage of capital market development.  As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies.  Emerging market countries often suffer from currency devaluation and higher rates of inflation.

Currency Risk: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time due to the imposition of currency controls or other political developments in the United States or abroad.  As a result, the Fund’s investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

Management Risks: The Fund is subject to management risk because it is an actively managed portfolio. In acting as the Fund’s advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

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Non-Diversification Risks: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Sector Risks:  From time to time, the Fund may invest a significant amount of its total assets in the finance sector, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade.  The finance sector is subject to extensive government regulation, can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Small- and Mid-Cap Company Risks:  The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Value Stock Risk:  Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time or that the security is not undervalued but is appropriately priced.  The Fund’s focus on value investing may cause the Fund to underperform when growth investing is in favor.

ETF Risks: The risk of ETFs generally reflects the risk of owning shares of the underlying securities the ETF is designed to track, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.   The Fund limits its investment in shares of other investment companies including Exchange-Traded Funds (“ETFs”) to the extent allowed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

Additional Risk Considerations

In addition to the risks described above, there are certain other risks related to investing in the Fund. These risks are described further in the SAI.

3

PERFORMANCE

Because the Fund is new, it does not have full calendar year performance records to compare against other mutual funds or broad measures of securities market performance such as indices.  Performance information will be available after the Fund has been in operation for one calendar year.

4

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

All Cap Value Fund
SHAREHOLDER FEES (paid directly from your investment)*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None
Redemption fees (as a percentage of amount redeemed, if applicable)	2.00%[1]

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses†	0.37%
Total Annual Fund Operating Expenses	1.37%
Expense Waiver and Reimbursements[2]	(0.17)%
Net Operating Expenses [2]	1.20%

1  Except in such circumstances as described under the heading “Redemption of Shares,” shares redeemed within 90 days of purchase, including redemptions in connection with an exchange, will be subject to a 2.00% redemption fee paid to the Fund.

2  The Advisor has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit the Fund’s Total Annual Fund Operating Expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to “Net Operating Expenses” stated above. This agreement will remain in effect until October 1, 2010.  The Advisor is permitted to seek reimbursement from the Fund of previously waived fees or reimbursements to the Fund for three years from the date fees were waived or Fund expenses were paid if such repayment can be achieved within the Fund’s expense limit in effect at the time such expense was incurred and if certain other conditions are satisfied.

*The Fund’s transfer agent charges a $15 fee ($20 for Saturday delivery) for redemption proceeds paid via wire transfer or in check form sent via overnight delivery.  There is also a $15 annual maintenance fee on retirement accounts and a $15 fee for each redemption from a retirement account.

†Estimated for the current fiscal year.  Includes estimated Acquired Fund Fees and Expenses (“AFFE”) of less than 0.01%.  AFFE are indirect fees that funds incur from investing in the shares of other mutual funds and/or ETFs (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund(s).

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Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividend and capital gains are reinvested and that the Fund's operating expenses (assuming fee waivers in each period) remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	One Year	Three Years

All Cap Value Fund	$122	$417

The dollar amounts in the example above reflect the Advisor's contractual agreement to waive its management fee and reimburse other operating expenses to limit the Fund’s Total Annual Fund Operating Expenses through October 1, 2010 as described above.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI dated December 31, 2009.  Currently, disclosure of the Fund’s holdings is required to be made within 60 days of the end of each fiscal quarter, in the Fund’s Annual Report and Semi-Annual Report to Fund shareholders, or in the quarterly holdings report on Form N-Q, as applicable.

6

MANAGEMENT OF THE FUND

The Advisor

Advisory Research Inc. (“ARI”), Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601, acts as the investment advisor to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  ARI, founded in 1974, is a Delaware corporation and a registered investment advisor.  The Advisor manages approximately $5.5 billion in equity and fixed income assets for corporations, foundations, endowments, public plans and high net worth individuals as of December 21, 2009.
Pursuant to the Advisory Agreement, the Fund pays the Advisor an annual advisory fee of 1.00% of the Fund’s average daily net assets for the services and facilities it provides, payable on a monthly basis

The Advisor has contractually agreed to waive a portion of its advisory fee and to absorb operating expenses to the extent necessary to limit the Fund’s total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) to 1.20%.

Because of this agreement, the Fund may pay the Advisor less than the contractual advisory fee.  This agreement will remain in effect until October 1, 2010.  Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund if the Advisor so requests, subject to the following conditions.  Such reimbursement may be requested from the Fund by the Advisor in the event that the Fund’s total annual fund operating expenses are less than the contractual limit.  The Advisor may seek reimbursement in an amount up to the difference between the contractual limit and the total annual fund operating expenses, but in no case will the reimbursement amount exceed the total amount of fees waived or expenses paid by the Advisor and will not include any amounts previously reimbursed.  No reimbursement will cause the total annual fund operating expenses paid by a Fund to exceed the contractual limit of the Fund in place at the time of the fee waiver or payment of expenses by the Advisor and such reimbursement may not be paid prior to the Fund’s payment of current operating expenses.  The Advisor may seek reimbursement for fees waived or expenses paid for a period of three years from the date the fees were waived or expenses were paid.

On December 21, 2009, Piper Jaffray Companies announced the signing of a definitive agreement to acquire the Advisor (the "Acquisition").  The Acquisition is expected to close in the first quarter of 2010, provided that certain approvals and consents are obtained.  Upon completion, the Acquisition will result in the termination of the advisory contract between the Advisor and the Fund.  As a result, shareholders of the Fund will receive proxy materials seeking approval of a new contract with the Advisor before the Acquisition is completed.  Additional information about the Acquisition and the advisory contract will be included in the proxy materials.

Approval of Advisory Agreement

A discussion of factors the Board of Trustees considered in approving the Advisory Agreement will be available in the Fund’s semi-annual report to shareholders for the period ending April 30, 2010.

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Portfolio Managers

The Fund is team-managed by the portfolio managers listed below.  The portfolio managers work as a team in considering securities for selection and implementing portfolio strategies.  All investment decisions are made by the portfolio managers as a team, in the absence of a veto from any portfolio manager.

Brien M. O’Brien has 30 years of investment experience.  He serves as ARI’s CEO since 2005.  Mr. O’Brien served as Chairman of the firm from 1996 to 2006 and resumed the role of Chairman in 2008.  Prior to joining ARI, Mr. O’Brien was the founder of Marquette Capital, an investment advisory firm that merged with ARI in 1996.  A former vice president at Bear Stearns, Mr. O’Brien began his career with Oppenheimer & Co.  He is a member of the Board of Trustees of Boston College, a member of the Trustees of the University of Chicago Medical Center and a member of the Trustees and the Chairman of the Endowment Committee of the Westminster School in Simsbury, CT.  Mr. O’Brien graduated with honors from Boston College with a B.S. in finance and theology.

James M. Langer, CFA, has 17 years of investment experience and serves as a Managing Director of the firm since 2007. He served as Vice President of ARI from 1996 to 2007.  Prior to joining ARI in 1996, Mr. Langer served as an Investment Consultant at Marquette Associates for five years.  Mr. Langer’s career in finance began at the Center for Research in Security Prices at the University of Chicago, where he worked on several academic research projects.  Mr. Langer holds a B.A. in economics from the University of Chicago and an M.B.A. from the Kellogg School of Management – Northwestern University.

Matthew K. Swaim, CFA, CPA, has 9 years of investment experience and serves as a Managing Director of the firm since 2009.  He served as Vice President of ARI from 2005 to 2009.  Prior to joining ARI in 2005, he worked in the assurance and business advisory group at PricewaterhouseCoopers LLP from 1998 to 2003.  While pursuing his master’s degree in business, he worked as an equity analyst with a mutual fund company from 2004 to 2005.  Mr. Swaim holds a B.S. in accounting and business administration from the University of Kansas and an M.B.A. from the Kelley School of Business - Indiana University.

Jonathan P. Brodsky, has 11 years of investment experience.  He serves as a Vice President of the firm since joining ARI in 2004.  Prior to joining ARI, he served a non-political appointment in the United States Securities and Exchange Commission’s Office of International Affairs from 2003 to 2004.  Mr. Brodsky began his career in finance as an investment banker for J.P. Morgan Securities, Inc. from 2000 to 2003.  Mr. Brodsky holds a B.A. in political science and an M.A. in international relations from Syracuse University and an M.B.A. and J.D. from Northwestern University.

Eric J. Miller, CMA, has 16 years of investment experience and serves as a Managing Director of ARI since joining ARI in 2006.  Prior to joining ARI, he served as a portfolio manager for Heartland Advisors and was CEO of Heartland Group from 1994 to 2006.  Prior to joining Heartland, Mr. Miller spent eight years at American Appraisal Associates, Inc. as both their CFO and later as head of U.S. appraisal operations.  Mr. Miller holds a B.A. in government from Dartmouth College and an M.B.A. from the Amos Tuck School of Business Administration – Dartmouth College.

The SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities of the Fund.

8

Prior Performance for Similar Accounts managed by the Advisor

The following tables set forth composite performance data relating to the historical performance of all accounts managed by the Advisor for the periods indicated with investment objectives, policies, strategies and risks substantially similar to those of the Advisory Research All Cap Value Fund.

The private accounts comprising the composite are not subject to the same types of expenses to which the Fund is subject, certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Consequently, the performance results for these private accounts could have been adversely affected if the private accounts had been regulated as investment companies under the federal securities laws.  You should not consider this performance data as an indication of future performance of the Fund.

Average Annual Total Returns
For the Periods Ended December 31, 2008

ARI All Cap Value Composite
	One Year	Three Years	Five Years	Since Inception (7/1/2002)
ARI All Cap Value Composite returns (1)	-33.6%	-8.2%	1.1%	3.6%
Russell 3000® Value Index	-36.3%	-8.3%	-0.7%	1.7%

Advisory Research, Inc. (“ARI” or the “Advisor”) is an independent registered investment advisor established in 1974.  ARI manages a variety of equity and fixed income assets for primarily U.S. clients.  ARI claims compliance with the Global Investment Performance Standards (GIPS).  The GIPS method of calculating performances is not the same as those for the Fund.

The composite returns are net of management fees, trading commissions, and transaction costs and reflect the reinvestment of all income.  Composite returns have been reduced by the amount of the highest fee charged to any client invested in a strategy for the period under consideration.  Actual fees may vary depending on, among other things, the applicable management fee schedule and portfolio size.  The fee schedules are as follows:

Management Fees
ARI All Cap Value Strategy	1.00% on the first $5 million 0.75% on the next $15 million 0.50% thereafter

The U.S. dollar is the currency used to express performance.

(1)The composite performance does not represent the historical performance of the All Cap Value Fund and should not be interpreted as being indicative of the future performance of the All Cap Value Fund.

The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe.  It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

A complete list of firm composites and performance results is available upon request.  Additional information regarding policies for calculating and reporting returns is also available by contacting the Advisor at requestinfo@advisoryresearch.com.

9

YOUR ACCOUNT WITH THE FUND

Pricing Fund Shares

The price of the Fund's shares is based upon its net asset value per share (“NAV”).  The NAV is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding (assets – liabilities/# of shares = NAV).

The NAV is calculated as of the close of regular trading (generally, 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.

The Fund’s investments are valued according to market value.  Stocks that are “thinly traded” or events occurring when a foreign market is closed but the NYSE is open (for example, the value of a security held by a Fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded) may create a situation where a market quote would not be readily available.  When a market quote is not readily available, the security’s value is based on “fair value” as determined by procedures adopted by the Board.  The Board will periodically review the reliability of the Fund’s fair value methodology.  The Fund may hold portfolio securities, such as those traded on foreign exchanges that trade on weekends or other days when the Fund’s shares are not priced.  Therefore, the value of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

In certain circumstances, the Fund employs fair value pricing to ensure greater accuracy in daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Advisor, does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable (please refer to the discussion of fair value pricing of non-U.S. securities below).  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it sells the security.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to:  (a) investments which are not frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities for which there is not a current market value quotation.

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Buying Fund Shares

Minimum Investments

To purchase shares of a Fund, you must invest at least the minimum amount indicated in the following table.

	Minimum Initial Investment	Minimum Additional Investments

Direct Regular Accounts	$100,000	$2,500
Traditional and Roth IRA Accounts	$100,000	$2,500
Automatic Investment Plan	$100,000	$100
Gift Account For Minors	$100,000	$2,500

Shares of the Fund may be purchased by check or by wire transfer of funds through a bank or through approved financial supermarkets, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals and their agents authorized by the Fund to receive purchase orders.

The Fund’s minimum initial investment and minimum subsequent additional investments are shown in the preceding table.  However, the initial investment may be made in an amount greater than the minimum amount and the minimum investment may be waived from time to time by the Fund.  Minimum investment amounts are waived when shares are purchased by Trustees of the Trust and current or retired directors and employees of the Advisor and its affiliates.  Investment minimums do not apply to purchases made through asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals.

In-Kind Purchases and Redemptions

The Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for that Fund.  The Fund also reserves the right to pay redemptions by “in-kind” distributions of securities (instead of cash) from the Fund.  In-kind purchases and redemptions are taxable events and may result in the recognition of gain or loss for federal income tax purposes.  See the SAI for further information about the terms of these purchases and redemptions.

Additional Investments

Additional subscription in the Fund in most cases may be made by investing at least $2,500.  Exceptions may be made at the Fund’s discretion.  The additional minimum subscription is waived when shares are purchased by Trustees of the Trust and current or retired directors and employees of the Advisor and its affiliates.  You may purchase additional shares of the Fund by sending a check, with the stub from your account statement, to the Fund at the applicable address listed below.  Please include your account number on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate paper.  You may also make additional purchases by wire or through a broker or dealer.  Please follow the procedures described in this Prospectus.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  When you open an account, you will be asked for your name, date of birth (for a natural person), your residential address or principal place of business, and mailing address, if different, as well as your Social Security Number or Taxpayer Identification Number.  Additional information is required for corporations, partnerships and other entities.  Applications without such information will not be considered in good order.  The Fund reserves the right to deny any application not in good order.

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This Prospectus should not be considered a solicitation to purchase or as an offer to sell shares of the Fund in any jurisdiction where it would be unlawful to do so under the laws of that jurisdiction.

Automatic Investment Plan

If you intend to use the Automatic Investment Plan (“AIP”), you may open your account with an initial minimum investment of $100,000 in the Fund.  Once an account has been opened, you may make additional purchases at regular intervals through the AIP.  If elected on your account application, money can be automatically transferred from your checking or savings account on the 5th, 10th, 15th, 20th or 25th of each month.  In order to participate in the AIP, each purchase must be at least $100, and your financial institution must be a member of the Automated Clearing House (“ACH”) network.  The first AIP purchase will be made on the first scheduled investment date at least 15 days after the Fund’s transfer agent (the “Transfer Agent”) receives your request in good order.  The Transfer Agent will charge a $25 fee for any ACH payment that is rejected by your bank.  Your AIP will be terminated if two successive mailings we send to you are returned by the U.S. Postal Service as undeliverable.  You may terminate your participation in the AIP by notifying the Transfer Agent at 1-888-665-1414, at least five days prior to the date of the next AIP transfer.  The Fund may modify or terminate the AIP at any time without notice.

Timing and Nature of Requests

The purchase price you will pay for shares of the Fund will be the next NAV calculated after the Transfer Agent or your authorized financial intermediary receives your request in good order.  “Good order” means that your purchase request includes:  (1) the name of the Fund; (2) the dollar amount of shares to be purchased; (3) your purchase application or investment stub; and (4) a check payable to Advisory Research Fund.  All requests received in good order before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. (Eastern Time) will be transacted at the next business day’s NAV.

Methods of Buying

Through a broker- dealer or other financial intermediary
The Fund is offered through certain brokers or dealers (and their agents).  The Fund is also offered directly.  An order placed with such a broker or its authorized agent is treated as if it was placed directly with the Fund, and will be executed at the next NAV calculated by the Fund.  Your broker will hold your shares in a pooled account in the broker’s (or agent’s) name.  The Fund may pay the broker (or agent) to maintain your individual ownership information, maintain required records, and provide other shareholder services.  The broker who offers shares may require payment of fees from its individual clients.  If you invest through a broker, the policies and fees may be different than those described in this Prospectus.  For example, the broker may charge transaction fees or set different minimum investments.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.  Please contact your broker to see if it is an approved broker of the Fund or for additional information.

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By mail
The Fund will not accept payment in cash, including cashier’s checks.  Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, money orders or starter checks for the purchase of shares.

To buy shares of the Fund, complete an account application and send it together with your check for the amount you wish to invest in the Fund to the applicable address indicated below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent.  If your check is returned for insufficient funds, your purchase will be canceled and a $20 fee will be assessed against your account by the Transfer Agent.

Regular Mail Advisory Research Fund P.O. Box 2175 Milwaukee, Wisconsin 53201	Overnight Delivery Advisory Research Fund 803 West Michigan Street Milwaukee, Wisconsin 53233-2301

The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.

By telephone
To make additional investments by telephone, you must authorize telephone purchases on your account application.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Transfer Agent toll-free at 1-888-665-1414 and you will be allowed to move money in amounts of at least $2,500 from your bank account to the Fund’s account upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  If your order is placed before 4:00 p.m. (Eastern Time) shares will be purchased in your account at the NAV determined on that day.  For security reasons, requests by telephone will be recorded.

13

By wire
To open an account by wire, a completed account application is required before your wire can be accepted.  You may mail or send by overnight delivery your account application to the Transfer Agent.  Upon receipt of your completed account application form, an account will be established for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund(s), the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

UMB Bank, n.a.
ABA Number 101000695
For credit to Advisory Research Fund
A/C # 9871879569
For further credit to:
“Fund name”
Your account number(s)
Name(s) of investor(s)
Social security or tax ID numbers

Before sending your wire, please contact the Transfer Agent at 1-888-665-1414 to advise it of your intention to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received prior to 4:00 p.m. (Eastern Time) to be eligible for same day pricing.  The Fund and UMB Bank, n.a., are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Selling (Redeeming) Fund Shares

Through a broker- dealer or other financial intermediary
If you purchased your shares through a broker, your redemption order must be placed through the same broker.  The broker must receive and transmit your redemption order to the Transfer Agent prior to 4:00 p.m. (Eastern Time) for the redemption to be processed at the current day’s NAV. Orders received after 4:00 p.m. (Eastern Time) will receive the next business day’s NAV. Please keep in mind that your broker may charge additional fees for its services.

By mail
You may redeem shares purchased directly from the Fund by mail. Send your written redemption request to Advisory Research Fund at the applicable address indicated below.  Your request must be in good order and contain the Fund name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. Please have all shareholders sign the redemption request. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (e.g., corporate resolutions, or trust documents indicating proper authorization).

Regular Mail Advisory Research Fund P.O. Box 2175 Milwaukee, Wisconsin 53201	Overnight Delivery Advisory Research Fund 803 West Michigan Street Milwaukee, Wisconsin 53233-2301

A Medallion signature guarantee must be included if any of the following situations apply:

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•	You wish to redeem more than $50,000 worth of shares;

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within the last 15 days;

•	If ownership is changed on your account; or

•	When establishing or modifying certain services on your account.

In addition to the situations described above, the Fund reserves the right to require a Medallion signature guarantee in other instances based on the circumstances relative to the particular situation.

Shareholders redeeming their shares by mail should submit written instructions with a Medallion signature guarantee by an eligible institution acceptable to the Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, as well as from participants in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

By telephone
To redeem shares by telephone, call the Fund at 1-888-665-1414 and specify the amount of money you wish to redeem. You may have a check sent to the address of record, or, if previously established on your account, you may have proceeds sent by wire or electronic funds transfer through the ACH network directly to your bank account. Wires are subject to a $15 fee ($20 for Saturday delivery) paid by the investor and your bank may charge a fee to receive wired funds. You do not incur any charge when proceeds are sent via the ACH network; however, credit may not be available for two to three business days.

If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares up to $50,000, by instructing the Fund by phone at 1-888-665-1414. Unless noted on the initial account application, a Medallion signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the caller must verify the following:

•	The Fund account number;
•	The name(s) in which your account is registered;
•	The social security or tax identification number under which the account is registered; and
•	The address of the account holder, as stated in the account application form.

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Systematic Withdrawal Plan

You may request that a predetermined dollar amount be sent to you each month or quarter.  Your account must have a value of at least $100,000 for you to be eligible to participate in the Systematic Withdrawal Plan (“SWP”).  The minimum withdrawal is $1,000.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network directly to your bank account.  You may request an application for the SWP by calling the Transfer Agent toll-free at 1-888-665-1414.  The Fund may modify or terminate the SWP at any time.  You may terminate your participation in the SWP by calling the Transfer Agent at least five business days before the next withdrawal.

Payment of Redemption Proceeds

You may redeem shares of the Fund at a price equal to the Fund’s NAV next determined after the Transfer Agent and/or authorized agent receives your redemption request in good order.  Generally, your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Transfer Agent and/or authorized agent before the close of the regular trading session of the NYSE (generally, 4:00 p.m. Eastern Time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.  In all cases, proceeds will be processed within seven calendar days and sent to you after your redemption request has been received.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists affecting the sale of the Fund’s securities or making such sale or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Other Redemption Information

Shareholders who have IRAs or other retirement plans must indicate on their redemption requests whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have taxes withheld will generally be subject to a 10% federal income tax withholding.

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).

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Tools to Combat Frequent Transactions

The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund take steps to reduce the frequency and effect of these activities in the Fund.  These steps may include monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund make efforts to identify and restrict frequent trading, the Fund receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that the Fund believes is consistent with shareholder interests.

Redemption Fee
You will be charged a redemption fee of 2.00% of the value of the Fund’s shares being redeemed if you redeem your shares within 90days of purchase.  The “first in, first out” (“FIFO”) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from the sale proceeds and is retained by the Fund for the benefit of its remaining shareholders. The fee will not apply to redemptions: (i) due to shareholder’s death or disability; (ii) from certain omnibus accounts with systematic or contractual limitations; (iii) of shares acquired through reinvestments of dividends or capital gains distributions; (iv) through certain employer-sponsored retirement plans or employee benefit plans or, with respect to any plan, to comply with minimum distribution requirements; (v) effected pursuant to an automatic non-discretionary rebalancing program; (vi) pursuant to asset allocation programs, wrap fee programs, and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals; (vii) pursuant to the SWP; or (viii) by the Fund of accounts falling below the minimum initial investment amount.  The Fund reserves the right to waive this fee in other circumstances if the Advisor determines that doing so is in the best interests of the Fund.

Monitoring Trading Practices
The Fund may monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that they believe is consistent with the best interest of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.

General Transaction Policies

Some of the following policies are mentioned above. In general, the Fund reserves the right to:

•	vary or waive any minimum investment requirement;
•	refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

17

•
reject any purchase or exchange request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

•
redeem all shares in your account if your balance falls below the Fund’s minimum initial investment requirement due to redemption activity.  In these circumstances, the Fund will notify you in writing and request that you increase your balance above the minimum initial investment amount within 30 days of the date of the notice.  If, within 30 days of the Fund’s written request, you have not increased your account balance, your shares may be redeemed. The Fund will not require that your shares be redeemed if the value of your account drops below the investment minimum due to fluctuations of a Fund’s NAV;

•	delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund; and
•	reject any purchase, exchange or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under “Methods of Buying.”

Your broker or other financial intermediary may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker or other financial intermediary for details.

Exchange Privilege. Shareholders may exchange shares of the Fund into shares of another Advisory Research Fund.  The amount of the exchange must be equal to or greater than the required minimum initial investment (see page 11 for “Minimum Investment” amounts).  You may realize either a gain or loss on those shares and will be responsible for paying the appropriate taxes.  If you exchange shares through a broker, the broker may charge you a transaction fee.  You may exchange shares by sending a written request to the Fund or by telephone.  Be sure that your written request includes the dollar amount or number of shares to be exchanged, the name(s) on the account, the account number(s), and signed by all shareholders on the account.  In order to limit expenses, the Fund reserves the right to limit the total number of exchanges you can make in any year.

Dividend Reinvestment. You may reinvest dividends and capital gains distributions in shares of the Fund. Unless you request otherwise, dividends and capital gains distributions will be reinvested in shares of the Fund.

Fund Information

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and Prospectus to each household. If you do not want the mailing of these documents to be combined with those of other members of your household, please contact your dealer or the transfer agent.

SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

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The Advisor may pay additional compensation, out of profits derived from the Advisor’s management fee and not as an additional charge to the Fund, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under the Fund’s distribution and services plan, any record keeping or sub-transfer agency fees payable by the Fund, or other fees described in the fee table or elsewhere in the Prospectus or SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Advisor access to the financial institution’s sales force; granting the Advisor access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution's personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial institution, or other factors as agreed to by the Advisor and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Fund available to its customers and may allow the Fund greater access to the financial institution’s customers.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay dividends and capital gains distributions annually. The Fund expects that dividends and distributions paid on shares will consist of (i) investment company taxable income, which includes, among other things, ordinary income, short-term capital gains and income from certain hedging and interest rate transactions, (ii) net tax-exempt interest (i.e., the excess of income exempt from federal income taxation over certain disallowed deductions), and (iii) net capital gain (i.e., net long-term capital gains in excess of any net short-term capital loss for such year and any capital loss carryforwards from prior taxable years).  The Fund may make other distributions as needed.

Pursuant to the requirements of the 1940 Act, in the event the Fund makes distributions from sources other than income, a notice will accompany each distribution with respect to the estimated source of the distribution made.  Such notices will describe the portion, if any, of the distribution which, in the Fund’s good faith judgment, constitutes net capital gains, short-term capital gain, investment company taxable income, net tax-exempt interest or a return of capital.  The actual character of such distributions for federal income tax purposes, however, will only be determined finally by the Fund at the close of its fiscal year, based on the Fund’s full year performance and its actual net investment company taxable income, net tax-exempt interest and net capital gains for the year, which may result in a recharacterization of amounts distributed during such fiscal year from the estimates.

FEDERAL INCOME TAX CONSEQUENCES

The Fund intends to qualify and elect to be treated as regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”).  If the Fund so qualify, it will not pay federal income tax on the net investment income and capital gains that they distribute to their shareholders.

The Fund intends to distribute all of their net investment income and capital gains, if any, to shareholders.  Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received.  This applies whether dividends or distributions are received in cash or additional shares.

Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates.  For taxable years beginning on or before December 31, 2010, distributions designated as qualified dividend income are taxed to individuals and other noncorporate investors at rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Code are satisfied.  Distributions of net long-term capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable for federal income tax purposes as long-term capital gain regardless of how long the shareholder has held Fund shares.  Long-term capital gain is currently taxable to non-corporate shareholders at a maximum federal income tax rate of 15%.  Distributions of net short-term capital gain (i.e., net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long the shareholder has held Fund shares.  Dividends paid by the Fund may qualify in part for the dividends received deduction available to corporate shareholders, provided certain holding period and other requirements are satisfied.

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Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year declared.  Information on the federal income tax status of dividends and distributions is provided annually.

By law, the Fund must withhold a percentage of your distributions and redemption proceeds (“backup withholding”) if you do not provide your correct social security or taxpayer identification number or certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against your federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

If you redeem Fund shares, it is considered a taxable event for you.  An exchange of your Fund shares for shares of another ARI Fund is the same as a redemption.  Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction.  The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year.  If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss.  Short-term capital gain is taxable at ordinary federal income tax rates.  Shareholders may be limited in their ability to utilize capital losses.  You are responsible for any tax liabilities generated by your transaction.

Prospective shareholders of the Fund should consult with their own tax advisors concerning the effect of owning shares of the Fund in light of their particular tax situation.

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Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Independent Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

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Advisory Research All Cap Value Fund
A series of the Investment Managers Series Trust

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

You can obtain a free copy of the SAI, request other information, or make general inquiries about the Fund by contacting a broker that sells the Fund or by calling the Fund (toll-free) at (888) 665-1414 or by writing to:

Advisory Research Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233-2301

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the SEC in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Fund are also available:
•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Room of the SEC, Washington, DC 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                                                                          (The Trust’s SEC Investment Company Act file number is 811- 21719)

ADVISORY RESEARCH FUNDS

Advisory Research Micro Cap Value Fund
Advisory Research Small Cap Value Fund
Advisory Research Small/Mid Cap Value Fund
Advisory Research International Small Cap Value Fund

PROSPECTUS

 December 31, 2009

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Advisory Research Funds
Each a series of the Investment Managers Series Trust (the “Trust”)
Each of the funds described in this Prospectus will be referred to as a “Fund” and collectively as the “Funds”

MICRO CAP VALUE FUND	1
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES	1
PRINCIPAL RISKS OF INVESTING IN THE FUND	3
SMALL CAP VALUE FUND	5
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES	5
PRINCIPAL RISKS OF INVESTING IN THE FUND	6
SMALL/MID CAP VALUE FUND	8
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES	8
PRINCIPAL RISKS OF INVESTING IN THE FUND	9
INTERNATIONAL SMALL CAP VALUE FUND	11
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES	11
PRINCIPAL RISKS OF INVESTING IN THE FUND	13
PERFORMANCE	14
FEES AND EXPENSES	15
MANAGEMENT OF THE FUNDS	17
YOUR ACCOUNT WITH THE FUNDS	23
SERVICE FEES-OTHER PAYMENTS TO THIRD PARTIES	31
DIVIDENDS AND DISTRIBUTIONS	32
FEDERAL INCOME TAX CONSEQUENCES	32

No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, Advisory Research, Inc., the Funds’ advisor (the "Advisor"), or the Funds’ distributor. This Prospectus does not constitute an offer by the Funds or by the Funds’ distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds to make such an offer in such jurisdiction.

MICRO CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective

The Micro Cap Value Fund's investment objective is long-term capital appreciation.  The Fund's investment objective is not fundamental, and may be changed by the Board of Trustees without shareholder approval.  There is no guarantee that the Fund will achieve its objective.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of “micro cap” companies.  The Fund will not change this investment policy unless it gives shareholders at least 60 days’ advance written notice.

The Fund considers micro cap companies to be companies with market capitalizations within the range of those companies included in the Russell Microcap® Value Index at the time of purchase.  Because micro cap companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions.  As of June 30, 2009, the market capitalizations of companies included in the Russell Microcap® Value Index were between $9 million and $598 million.  Investments in companies that move above or below the capitalization range of the Russell Microcap® Value Index may continue to be held by the Fund in the Advisor’s sole discretion.  The Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities.  Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers and issuers organized or traded in foreign countries (“foreign issuers”) including emerging markets.

The Fund also may invest in foreign issuers traded on a U.S. exchange, Canadian Depository Receipts (“CDRs”), American Depository Receipts (“ADRs”), and Exchange-Traded Funds (“ETFs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.  CDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.  ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange.  The Fund generally will invest in a portfolio of 70 to 100 securities typically spread across many economic sectors.  From time to time, the Fund may have a significant portion of its assets in one or more market sectors such as the finance sector.

The Advisor’s investment process is a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value.  The Advisor employs a four-step investment process.  First, the Advisor uses a quantitative screen to identify a group of value-oriented U.S. securities of companies with market capitalizations within or close to the range of the market capitalizations of the Russell Microcap® Value Index.  Second, the Advisor conducts a thorough fundamental analysis of each company, focusing on key balance sheet information to determine the net asset value of the company.  In the third step, the Advisor analyzes the companies’ senior management and their business plans to identify competent senior management teams that are committed to unlocking value.  Finally, the portfolio management team determines whether to buy, wait or pass on those companies that have passed the first three steps.  The Advisor also considers other factors including political risk, monetary policy risk, and regulatory risk when selecting foreign (non-U.S.) securities.

The Advisor generally will sell a security when one or more of the following occurs: 1) the Advisor’s estimate of full valuation is realized; 2) a more attractive stock is identified (in which case the least attractive stock in the portfolio is sold); 3) there is significant negative news; or 4) a company is acquired for cash.  In the case of acquisitions for stock, the Advisor will evaluate the combined company.

1

When the Advisor believes equity market conditions are not favorable to the Fund’s principal investment strategies, the Fund may temporarily invest up to 100% of its assets in cash or high quality short-term money market instruments.  In such a case, the Fund may not achieve its investment objective.

2

PRINCIPAL RISKS OF INVESTING IN THE FUND

You should carefully consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Principal Investment Risks

Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risks: A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.  Common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.  Financial reporting standards and transaction settlement systems for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.  In addition, the underlying issuers of certain depository receipts, particularly unsponsored or unregistered depository receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risks:  The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors.  The economies of most emerging market countries are in the infancy stage of capital market development.  As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies.  Emerging market countries often suffer from currency devaluation and higher rates of inflation.

Currency Risk: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time due to the imposition of currency controls or other political developments in the United States or abroad.  As a result, the Fund’s investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

Micro Cap Company Risks:  The securities of micro cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.  Micro cap companies typically have relatively lower revenues, limited product lines, lack of management depth, and higher risk of insolvency than larger companies.

3

Management Risks: The Fund is subject to management risk because it is an actively managed portfolio. In acting as the Fund’s advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversification Risks: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Sector Risks:  From time to time, the Fund may invest a significant amount of its total assets in the finance sector, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade.  The finance sector is subject to extensive government regulation, can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Value Stock Risk:  Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time or that the security is not undervalued but is appropriately priced.  The Fund’s focus on value investing may cause the Fund to underperform when growth investing is in favor.

ETF Risks: The risk of ETFs generally reflects the risk of owning shares of the underlying securities the ETF is designed to track, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.   The Fund limits its investment in shares of other investment companies including Exchange-Traded Funds (“ETFs”) to the extent allowed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

Additional Risk Considerations

In addition to the risks described above, there are certain other risks related to investing in the Fund. These risks are described further in the Statement of Additional Information (“SAI”).

4

SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective

The Small Cap Value Fund's investment objective is long-term capital appreciation.  The Fund's investment objective is not fundamental, and may be changed by the Board of Trustees without shareholder approval.  There is no guarantee that the Fund will achieve its objective.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization companies.  The Fund will not change this investment policy unless it gives shareholders at least 60 days’ advance written notice.

The Fund considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Russell 2000® Value Index at the time of purchase.  Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions.  As of June 30, 2009, the market capitalizations of companies included in the Russell 2000® Value Index were between $39 million and $2.2 billion.  Investments in companies that move above or below the capitalization range of the Russell 2000® Value Index may continue to be held by the Fund in the Advisor’s sole discretion.  The Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities.  Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers.

The Fund also may invest in foreign issuers traded on a U.S. exchange, Canadian Depository Receipts (“CDRs”), American Depository Receipts (“ADRs”), and Exchange-Traded Funds (“ETFs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.  CDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.  ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange.  The Fund generally will invest in a diversified portfolio of 35 to 50 securities typically spread across many economic sectors.  From time to time, the Fund may have a significant portion of its assets in one or more market sectors such as the finance sector.

The Advisor’s investment process is a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value.  The Advisor employs a four-step investment process.  First, the Advisor uses a quantitative screen to identify a group of value-oriented U.S. securities of companies with market capitalizations within or close to the range of the market capitalizations of the Russell 2000® Value Index.  Second, the Advisor conducts a thorough fundamental analysis of each company, focusing on key balance sheet information to determine the net asset value of the company.  In the third step, the Advisor analyzes the companies’ senior management and their business plans to identify competent senior management teams that are committed to unlocking value.  Finally, the portfolio management team determines whether to buy, wait or pass on those companies that have passed the first three steps.

The Advisor generally will sell a security when one or more of the following occurs: 1) the Advisor’s estimate of full valuation is realized; 2) a more attractive stock is identified (in which case the least attractive stock in the portfolio is sold); 3) there is significant negative news; or 4) a company is acquired for cash.  In the case of acquisitions for stock, the Advisor will evaluate the combined company.

When the Advisor believes equity market conditions are not favorable to the Fund’s principal investment strategies, the Fund may temporarily invest up to 100% of its assets in cash or high quality short-term money market instruments.  In such a case, the Fund may not achieve its investment objective.

5

PRINCIPAL RISKS OF INVESTING IN THE FUND

You should carefully consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Principal Investment Risks

Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risks: A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.  Common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.  Financial reporting standards and transaction settlement systems for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.  In addition, the underlying issuers of certain depository receipts, particularly unsponsored or unregistered depository receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Small and Micro Cap Company Risks:  The securities of small or micro cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.  Micro cap companies typically have relatively lower revenues, limited product lines, lack of management depth, and higher risk of insolvency than larger companies.

Management Risks: The Fund is subject to management risk because it is an actively managed portfolio. In acting as the Fund’s advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversification Risks: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

6

Sector Risks:  From time to time, the Fund may invest a significant amount of its total assets in the finance sector, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade. The finance sector is subject to extensive government regulation, can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Value Stock Risk:  Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time or that the security is not undervalued but is appropriately priced.  The Fund’s focus on value investing may cause the Fund to underperform when growth investing is in favor.

ETF Risks: The risk of ETFs generally reflects the risk of owning shares of the underlying securities the ETF is designed to track, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.   The Fund limits its investment in shares of other investment companies including Exchange-Traded Funds (“ETFs”) to the extent allowed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

Additional Risk Considerations

In addition to the risks described above, there are certain other risks related to investing in the Fund. These risks are described further in the SAI.

7

SMALL/MID CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective

The Small/Mid Cap Value Fund's investment objective is long-term capital appreciation.  The Fund's investment objective is not fundamental, and may be changed by the Board of Trustees without shareholder approval.  There is no guarantee that the Fund will achieve its objective.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small and mid capitalization companies.  The Fund will not change this investment policy unless it gives shareholders at least 60 days’ advance written notice.

The Fund considers small and mid capitalization companies to be companies with market capitalizations within the range of those companies included in the Russell 2500® Value Index at the time of purchase.  Because small and mid capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions.  As of June 30, 2009, the market capitalizations of companies included in the Russell 2500® Value Index were between $39 million and $4.2 billion.  Investments in companies that move above or below the capitalization range of the Russell 2500® Value Index may continue to be held by the Fund in the Advisor’s sole discretion.  The Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities.  Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers.

The Fund also may invest in foreign issuers traded on a U.S. exchange, Canadian Depository Receipts (“CDRs”), American Depository Receipts (“ADRs”), and Exchange-Traded Funds (“ETFs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.  CDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.  ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange.  The Fund generally will invest in a diversified portfolio of 35 to 50 securities typically spread across many economic sectors.  From time to time, the Fund may have a significant portion of its assets in one or more market sectors such as the finance sector.

The Advisor’s investment process is a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value.  The Advisor employs a four-step investment process.  First, the Advisor uses a quantitative screen to identify a group of value-oriented U.S. securities of companies with market capitalizations within or close to the range of the market capitalizations of the Russell 2500® Value Index.  Second, the Advisor conducts a thorough fundamental analysis of each company, focusing on key balance sheet information to determine the net asset value of the company.  In the third step, the Advisor analyzes the companies’ senior management and their business plans to identify competent senior management teams that are committed to unlocking value.  Finally, the portfolio management team determines whether to buy, wait or pass on those companies that have passed the first three steps.

The Advisor generally will sell a security when one or more of the following occurs: 1) the Advisor’s estimate of full valuation is realized; 2) a more attractive stock is identified (in which case the least attractive stock in the portfolio is sold); 3) there is significant negative news; or 4) a company is acquired for cash.  In the case of acquisitions for stock, the Advisor will evaluate the combined company.

When the Advisor believes equity market conditions are not favorable to the Fund’s principal investment strategies, the Fund may temporarily invest up to 100% of its assets in cash or high quality short-term money market instruments.  In such a case, the Fund may not achieve its investment objective.

8

PRINCIPAL RISKS OF INVESTING IN THE FUND

You should carefully consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Principal Investment Risks

Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risks: A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.  Common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.  Financial reporting standards and transaction settlement systems for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.  In addition, the underlying issuers of certain depository receipts, particularly unsponsored or unregistered depository receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Micro, Small and Mid Cap Company Risks:  The securities of micro-, small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. Micro cap companies typically have relatively lower revenues, limited product lines, lack of management depth, and higher risk of insolvency than larger companies.

Management Risks: The Fund is subject to management risk because it is an actively managed portfolio. In acting as the Fund’s advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversification Risks: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

9

Sector Risks:  From time to time, the Fund may invest a significant amount of its total assets in the finance sector, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade. The finance sector is subject to extensive government regulation, can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Value Stock Risk:  Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time or that the security is not undervalued but is appropriately priced.  The Fund’s focus on value investing may cause the Fund to underperform when growth investing is in favor.

ETF Risks: The risk of ETFs generally reflects the risk of owning shares of the underlying securities the ETF is designed to track, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.   The Fund limits its investment in shares of other investment companies including Exchange-Traded Funds (“ETFs”) to the extent allowed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

Additional Risk Considerations

In addition to the risks described above, there are certain other risks related to investing in the Fund. These risks are described further in the SAI.

10

INTERNATIONAL SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective

The International Small Cap Value Fund's investment objective is long-term capital appreciation.  The Fund's investment objective is not fundamental, and may be changed by the Board of Trustees without shareholder approval.  There is no guarantee that the Fund will achieve its objective.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization companies.  The Fund will not change this investment policy unless it gives shareholders at least 60 days’ advance written notice.

The Fund considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI EAFE Small Cap Value Index at the time of purchase.  Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions.  As of March 31, 2009, the market capitalizations of companies included in the MSCI EAFE Small Cap Value Index were between $6.9 million and $2.2 billion.  Investments in companies that move above or below the capitalization range of the MSCI EAFE Small Cap Value Index may continue to be held by the Fund in the Advisor’s sole discretion.  The Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities.  The Fund invests primarily in equity securities of foreign (non-U.S.) companies located in developed countries but may also invests in emerging markets.

Under normal market conditions, the Fund generally will invest in a portfolio of 60 to 80 securities among different countries and regions.  From time to time, the Fund may have a significant portion of its assets in the securities of companies in one or more countries or regions outside the United States.

The Fund also may invest in American, European, and Global Depository Receipts (“ADRs”, “EDRs”, and “GDRs”, respectively), and Exchange-Traded Funds.  ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.  EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.  ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange.

The Advisor’s investment process is a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value.  The Advisor employs a four-step investment process.  First, the Advisor uses a quantitative screen to identify a group of value-oriented securities of companies with market capitalizations within or close to the range of the market capitalizations of the MSCI EAFE Small Cap Value Index.  Second, the Advisor conducts a thorough fundamental analysis of each company, focusing on key balance sheet information to determine the net asset value of the company.  In the third step, the Advisor analyzes the companies’ senior management and their business plans to identify competent senior management teams that are committed to unlocking value.  Finally, the portfolio management team determines whether to buy, wait or pass on those companies that have passed the first three steps.  The Advisor also considers other factors including political risk, monetary policy risk, and regulatory risk when selecting foreign (non-U.S.) securities.

The Advisor generally will sell a security when one or more of the following occurs: 1) the Advisor’s estimate of full valuation is realized; 2) a more attractive stock is identified (in which case the least attractive stock in the portfolio is sold); 3) there is significant negative news; or 4) a company is acquired for cash.  In the case of acquisitions for stock, the Advisor will evaluate the combined company.

11

When the Advisor believes equity market conditions are not favorable to the Fund’s principal investment strategies, the Fund may temporarily invest up to 100% of its assets in cash or high quality short-term money market instruments.  In such a case, the Fund may not achieve its investment objective.

12

PRINCIPAL RISKS OF INVESTING IN THE FUND

You should carefully consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Principal Investment Risks

Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risks: A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.  Common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Small Cap Company Risk:  The securities of small capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.  In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.  Financial reporting standards and transaction settlement systems for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depository receipts, particularly unsponsored or unregistered depository receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risks:  The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors.  The economies of most emerging market countries are in the infancy stage of capital market development.  As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies.  Emerging market countries often suffer from currency devaluation and higher rates of inflation.

Currency Risk: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time due to the imposition of currency controls or other political developments in the United States or abroad.  As a result, the Fund’s investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

13

Management Risks: The Fund is subject to management risk because it is an actively managed portfolio. In acting as the Fund’s advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversification Risks: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Sector Risks:  From time to time, the Fund may invest a significant amount of its total assets in the finance sector, which may be subject to specific risks.  These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade.  The finance sector is subject to extensive government regulation, can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Value Stock Risk: Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time or that the security is not undervalued but is appropriately priced.  The Fund’s focus on value investing may cause the Fund to underperform when growth investing is in favor.

ETF Risks: The risk of ETFs generally reflects the risk of owning shares of the underlying securities the ETF is designed to track, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.   The Fund limits its investment in shares of other investment companies including Exchange-Traded Funds (“ETFs”) to the extent allowed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

Additional Risk Considerations

In addition to the risks described above, there are certain other risks related to investing in the Fund. These risks are described further in the SAI.

PERFORMANCE

Because the Funds are new, they do not have full calendar year performance records to compare against other mutual funds or broad measures of securities market performance such as indices.  Performance information will be available after the Funds have been in operation for one calendar year.

14

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

	Micro Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund	International Small Cap Value Fund

SHAREHOLDER FEES (paid directly from your investment)*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None	None	None
Redemption fees (as a percentage of amount redeemed, if applicable)	2.00%[1]	2.00%[1]	2.00%[1]	2.00%[1]

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	1.15%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses	0.38%	0.37%	0.37%	0.40%
Total Annual Fund Operating Expenses	1.53%	1.37%	1.37%	1.40%
Expense Waiver and Reimbursements[2]	(0.03)%	(0.12)%	(0.12)%	(0.05)%
Net Operating Expenses [2]	1.50%	1.25%	1.25%	1.35%

1  Except in such circumstances as described under the heading “Redemption of Shares,” shares redeemed within 90 days of purchase, including redemptions in connection with an exchange, will be subject to a 2.00% redemption fee paid to the Fund.

2  The Advisor has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit each Fund’s Total Annual Fund Operating Expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to “Net Operating Expenses” stated above. This agreement will remain in effect until October 1, 2010.  The Advisor is permitted to seek reimbursement from a Fund of previously waived fees or reimbursements to the Fund for three years from the date fees were waived or Fund expenses were paid if such repayment can be achieved within the Fund’s expense limit in effect at the time such expense was incurred and if certain other conditions are satisfied.

*The Funds’ transfer agent charges a $15 fee ($20 for Saturday delivery) for redemption proceeds paid via wire transfer or in check form sent via overnight delivery.  There is also a $15 annual maintenance fee on retirement accounts and a $15 fee for each redemption from a retirement account.

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Example

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividend and capital gains are reinvested and that each Fund's operating expenses (assuming fee waivers in each period) remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	One Year	Three Years

Micro Cap Value Fund	$153	$480

Small Cap Value Fund	$127	$422

Small/Mid Cap Value Fund	$127	$422

International Small Cap Value Fund	$137	$438

The dollar amounts in the example above reflect the Advisor's contractual agreement to waive its management fee and reimburse other operating expenses to limit each Fund’s Total Annual Fund Operating Expenses through October 1, 2010 as described above.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI dated December 31, 2009.  Currently, disclosure of the Funds’ holdings is required to be made within 60 days of the end of each fiscal quarter, in the Funds’ Annual Report and Semi-Annual Report to Fund shareholders, or in the quarterly holdings report on Form N-Q, as applicable.

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MANAGEMENT OF THE FUNDS

The Advisor

Advisory Research Inc. (“ARI”), Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601, acts as the investment advisor to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  ARI, founded in 1974, is a Delaware corporation and a registered investment advisor.  The Advisor manages approximately $5.5 billion in equity and fixed income assets for corporations, foundations, endowments, public plans and high net worth individuals as of December 21, 2009.

Pursuant to the Advisory Agreement, each Fund pays the Advisor an advisory fee for the services and facilities it provides payable on a monthly basis at the following annual rates:

Fund	Advisory Fee (as a % of average daily net assets)
Micro Cap Value Fund	1.15%
Small Cap Value Fund	1.00%
Small/Mid Cap Value Fund	1.00%
International Small Cap Value Fund	1.00%

The Advisor has contractually agreed to waive a portion of its advisory fee and to absorb operating expenses to the extent necessary to limit each Fund’s total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) as follows:

	Micro Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund	International Small Cap Value Fund

Expense Limits	1.50%	1.25%	1.25%	1.35%

Because of this agreement, each Fund may pay the Advisor less than the contractual advisory fee.  This agreement will remain in effect until October 1, 2010.  Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by a Fund if the Advisor so requests, subject to the following conditions.  Such reimbursement may be requested from a Fund by the Advisor in the event that the Fund’s total annual fund operating expenses are less than the contractual limit.  The Advisor may seek reimbursement in an amount up to the difference between the contractual limit and the total annual fund operating expenses, but in no case will the reimbursement amount exceed the total amount of fees waived or expenses paid by the Advisor and will not include any amounts previously reimbursed.  No reimbursement will cause the total annual fund operating expenses paid by a Fund to exceed the contractual limit of the Fund in place at the time of the fee waiver or payment of expenses by the Advisor and such reimbursement may not be paid prior to the Fund’s payment of current operating expenses.  The Advisor may seek reimbursement for fees waived or expenses paid for a period of three years from the date the fees were waived or expenses were paid.

On December 21, 2009, Piper Jaffray Companies announced the signing of a definitive agreement to acquire the Advisor (the "Acquisition").  The Acquisition is expected to close in the first quarter of 2010, provided that certain approvals and consents are obtained.  Upon completion, the Acquisition will result in the termination of the advisory contract between the Advisor and the Fund.  As a result, shareholders of the Fund will receive proxy materials seeking approval of a new contract with the Advisor before the Acquisition is completed.  Additional information about the Acquisition and the advisory contract will be included in the proxy materials.

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Approval of Advisory Agreement

A discussion of factors the Board of Trustees considered in approving the Advisory Agreement will be available in the Funds’ semi-annual report to shareholders for the period ending, April 30, 2010.

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Portfolio Managers

Each of the Funds is team-managed by the portfolio managers listed below.  The portfolio managers work as a team in considering securities for selection and implementing portfolio strategies.  All investment decisions are made by the portfolio managers as a team, in the absence of a veto from any portfolio manager.

Micro Cap Value Fund, Small Cap Value Fund and Small/Mid Cap Value Fund

Brien M. O’Brien has 30 years of investment experience.  He serves as ARI’s CEO since 2005.  Mr. O’Brien served as Chairman of the firm from 1996 to 2006 and resumed the role of Chairman in 2008.  Prior to joining ARI, Mr. O’Brien was the founder of Marquette Capital, an investment advisory firm that merged with ARI in 1996.  A former vice president at Bear Stearns, Mr. O’Brien began his career with Oppenheimer & Co.  He is a member of the Board of Trustees of Boston College, a member of the Trustees of the University of Chicago Medical Center and a member of the Trustees and the Chairman of the Endowment Committee of the Westminster School in Simsbury, CT.  Mr. O’Brien graduated with honors from Boston College with a B.S. in finance and theology.

James M. Langer, CFA, has 17 years of investment experience and serves as a Managing Director of the firm since 2007. He served as Vice President of ARI from 1996 to 2007.  Prior to joining ARI in 1996, Mr. Langer served as an Investment Consultant at Marquette Associates for five years.  Mr. Langer’s career in finance began at the Center for Research in Security Prices at the University of Chicago, where he worked on several academic research projects.  Mr. Langer holds a B.A. in economics from the University of Chicago and an M.B.A. from the Kellogg School of Management – Northwestern University.

Matthew K. Swaim, CFA, CPA, has 9 years of investment experience and serves as a Managing Director of the firm since 2009.  He served as Vice President of ARI from 2005 to 2009.  Prior to joining ARI in 2005, he worked in the assurance and business advisory group at PricewaterhouseCoopers LLP from 1998 to 2003.  While pursuing his master’s degree in business, he worked as an equity analyst with a mutual fund company from 2004 to 2005.  Mr. Swaim holds a B.S. in accounting and business administration from the University of Kansas and an M.B.A. from the Kelley School of Business - Indiana University.

Eric J. Miller, CMA, has 16 years of investment experience and serves as a Managing Director of ARI since joining ARI in 2006.  Prior to joining ARI, he served as a portfolio manager for Heartland Advisors and was CEO of Heartland Group from 1994 to 2006.  Prior to joining Heartland, Mr. Miller spent eight years at American Appraisal Associates, Inc. as both their CFO and later as head of U.S. appraisal operations.  Mr. Miller holds a B.A. in government from Dartmouth College and an M.B.A from the Amos Tuck School of Business Administration – Dartmouth College.

International Small Cap Value Fund

The International Small Cap Value Fund is team managed by Messrs. O’Brien, Langer, and Brodsky.

Jonathan P. Brodsky, has 11 years of investment experience.  He serves as a Vice President of the firm since joining ARI in 2004.  Prior to joining ARI, he served a non-political appointment in the United States Securities and Exchange Commission’s Office of International Affairs from 2003 to 2004.  Mr. Brodsky began his career in finance as an investment banker for J.P. Morgan Securities, Inc. from 2000 to 2003.  Mr. Brodsky holds a B.A. in political science and an M.A. in international relations from Syracuse University and an M.B.A. and J.D. from Northwestern University.

See above for information on Messrs. O’Brien and Langer.

The SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities of the Funds.

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Prior Performance for Similar Accounts managed by the Advisor

The following tables set forth composite performance data relating to the historical performance of all accounts managed by the Advisor for the periods indicated with investment objectives, policies, strategies and risks substantially similar to those of the Advisory Research Micro Cap Value Fund, Advisory Research Small Cap Value Fund, Advisory Research Small/Mid Cap Value Fund, and Advisory Research International Small Cap Value Fund,, respectively.  The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts as measured against market indices and does not represent the performance of those Funds.  Each of the ARI International Value Composite and ARI Micro Cap Value Composite is comprised of only one account, a limited partnership.

The private accounts and limited partnerships comprising the composites are not subject to the same types of expenses to which the Funds are subject, certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Consequently, the performance results for these private accounts or limited partnerships could have been adversely affected if the private accounts and limited partnerships had been regulated as investment companies under the federal securities laws.  You should not consider this performance data as an indication of future performance of the Funds.

Average Annual Total Returns
For the Periods Ended December 31, 2008

ARI Micro Cap Value Composite
	One Year	Three Years	Five Years	Since Inception (10/1/2001)
ARI Micro Cap Value Composite returns (1)	-35.9%	-11.5%	0.0%	7.4%
Russell Microcap® Value Index	-34.9%	-11.7%	-3.0%	6.2%

ARI Small Cap Value Equity Composite
	One Year	Three Years	Five Years	Ten Years
ARI Small Cap Value Equity Composite returns (2)	-24.5%	-3.9%	5.3%	10.6%
Russell 2000® Value Index	-28.9%	-7.5%	0.3%	6.1%

ARI Small/Mid Cap Value Composite
	One Year	Three Years	Five Years	Since Inception (7/1/2000)
ARI Small/Mid Cap Value Composite returns (3)	-26.9%	-5.5%	5.9%	11.2%
Russell 2500® Value Index	-32.0%	-8.8%	-0.2%	6.1%

ARI International Composite
	One Year	Three Years	Since Inception (1/1/2006)
ARI International Value Composite returns (4)	-42.3%	-9.6%	-9.6%
MSCI EAFE Small Cap Value Index	-45.9%	-13.5%	-13.5%

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Advisory Research, Inc. (“ARI” or the “Advisor”) is an independent registered investment advisor established in 1974.  ARI manages a variety of equity and fixed income assets for primarily U.S. clients.  ARI claims compliance with the Global Investment Performance Standards (GIPS).  The GIPS method of calculating performances is not the same as those for the Funds.

The composite returns are net of management fees (including performance fees for the ARI Micro Cap Value Equity Fund, LP), trading commissions, and transaction costs and reflect the reinvestment of all income.  Composite returns have been reduced by the amount of the highest fee charged to any client invested in a strategy for the period under consideration.  Actual fees may vary depending on, among other things, the applicable management fee schedule and portfolio size.  The fee schedules are as follows:

Management Fees
ARI Micro Cap Value Strategy	1.5% management fee on all assets annually and a 20% performance fee

ARI Small Cap Value Strategy	1.00% on the 1st $20 million 0.80% thereafter

ARI Small/Mid Cap Value Strategy	1.00% on the 1st $20 million 0.80% thereafter

ARI International Value Strategy	1.50% of assets under management

The U.S. dollar is the currency used to express performance.

(1) The ARI Micro Cap Value Composite results are based on a limited partnership.  This product is not managed as a separate account.  The composite performance does not represent the historical performance of the Micro Cap Value Fund and should not be interpreted as being indicative of the future performance of the Micro Cap Value Fund.

(2) The composite performance does not represent the historical performance of the Small Cap Value Fund and should not be interpreted as being indicative of the future performance of the Small Cap Value Fund.

(3) The composite performance does not represent the historical performance of the Small/Mid Cap Value Fund and should not be interpreted as being indicative of the future performance of the Small/Mid Cap Value Fund.

(4) The ARI International Value Composite results are based on a limited partnership.  This product is not managed as a separate account.  The composite performance does not represent the historical performance of the International Small Cap Value Fund and should not be interpreted as being indicative of the future performance of the International Small Cap Value Fund.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Value Index measures the performance of those Russell 2500® Index companies (Russell 2500® Index companies are the smallest 2,500 companies in the Russell 3000®, as measured by market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe.  It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

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The Russell Microcap® Value Index measures the performance of the microcap value segment of the U.S. Equity market. It includes those Russell Microcap Index companies with lower price-to-book ratios and lower forecasted growth values.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the U.S. and Canada.  On June 1, 2007, MSCI launched the EAFE Small Value and Growth indices.  Prior to June 1, 2007, MSCI offered only a Core EAFE Small Cap benchmark.  Benchmark results are based on MSCI EAFE Small Cap Core results from 1/1/2006 to 5/31/2007.  From 6/1/2007 to the present, index performance is based on MSCI EAFE Small Value results.

A complete list of firm composites and performance results is available upon request.  Additional information regarding policies for calculating and reporting returns is also available by contacting the Advisor at requestinfo@advisoryresearch.com.

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YOUR ACCOUNT WITH THE FUNDS

Pricing Fund Shares

The price of each Fund's shares is based upon its net asset value per share (“NAV”).  NAV for each Fund is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding (assets – liabilities/# of shares = NAV).

The NAV for each Fund is calculated as of the close of regular trading (generally, 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, NAVs may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.

The Funds’ investments are valued according to market value.  Stocks that are “thinly traded” or events occurring when a foreign market is closed but the NYSE is open (for example, the value of a security held by a Fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded) may create a situation where a market quote would not be readily available.  When a market quote is not readily available, the security’s value is based on “fair value” as determined by procedures adopted by the Board.  The Board will periodically review the reliability of the Funds’ fair value methodology.  The Funds may hold portfolio securities, such as those traded on foreign exchanges, that trade on weekends or other days when the Funds’ shares are not priced.  Therefore, the value of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

In certain circumstances, the Funds employ fair value pricing to ensure greater accuracy in daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Advisor, does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable (please refer to the discussion of fair value pricing of non-U.S. securities below).  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it sells the security.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Funds’ NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to:  (a) investments which are not frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities for which there is not a current market value quotation.

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Buying Fund Shares

Minimum Investments

To purchase shares of a Fund, you must invest at least the minimum amount indicated in the following table.

	Minimum Initial Investment	Minimum Additional Investments

Direct Regular Accounts	$100,000	$2,500
Traditional and Roth IRA Accounts	$100,000	$2,500
Automatic Investment Plan	$100,000	$100
Gift Account For Minors	$100,000	$2,500

Shares of the Funds may be purchased by check or by wire transfer of funds through a bank or through approved financial supermarkets, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals and their agents authorized by the Funds to receive purchase orders.

Each Fund’s minimum initial investment and minimum subsequent additional investments are shown in the preceding table.  However, the initial investment may be made in an amount greater than the minimum amount and the minimum investment may be waived from time to time by the Funds.  Minimum investment amounts are waived when shares are purchased by Trustees of the Trust and current or retired directors and employees of the Advisor and its affiliates.  Investment minimums do not apply to purchases made through asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals.

In-Kind Purchases and Redemptions

Each Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for that Fund.  The Funds also reserve the right to pay redemptions by “in-kind” distributions of securities (instead of cash) from the Funds.  In-kind purchases and redemptions are taxable events and may result in the recognition of gain or loss for federal income tax purposes.  See the SAI for further information about the terms of these purchases and redemptions.

Additional Investments

Additional subscription in a Fund in most cases may be made by investing at least $2,500.  Exceptions may be made at the Fund’s discretion.  The additional minimum subscription is waived when shares are purchased by Trustees of the Trust and current or retired directors and employees of the Advisor and its affiliates.  You may purchase additional shares of a Fund by sending a check, with the stub from your account statement, to the Funds at the applicable address listed below.  Please include your account number on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate paper.  You may also make additional purchases by wire or through a broker or dealer.  Please follow the procedures described in this Prospectus.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  When you open an account, you will be asked for your name, date of birth (for a natural person), your residential address or principal place of business, and mailing address, if different, as well as your Social Security Number or Taxpayer Identification Number.  Additional information is required for corporations, partnerships and other entities.  Applications without such information will not be considered in good order.  The Funds reserve the right to deny any application not in good order.

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This Prospectus should not be considered a solicitation to purchase or as an offer to sell shares of a Fund in any jurisdiction where it would be unlawful to do so under the laws of that jurisdiction.

Automatic Investment Plan

If you intend to use the Automatic Investment Plan (“AIP”), you may open your account with an initial minimum investment of $100,000 in a Fund.  Once an account has been opened, you may make additional purchases at regular intervals through the AIP.  If elected on your account application, money can be automatically transferred from your checking or savings account on the 5th, 10th, 15th, 20th or 25th of each month.  In order to participate in the AIP, each purchase must be at least $100, and your financial institution must be a member of the Automated Clearing House (“ACH”) network.  The first AIP purchase will be made on the first scheduled investment date at least 15 days after the Funds’ transfer agent (the “Transfer Agent”) receives your request in good order.  The Transfer Agent will charge a $25 fee for any ACH payment that is rejected by your bank.  Your AIP will be terminated if two successive mailings we send to you are returned by the U.S. Postal Service as undeliverable.  You may terminate your participation in the AIP by notifying the Transfer Agent at 1-888-665-1414, at least five days prior to the date of the next AIP transfer.  The Funds may modify or terminate the AIP at any time without notice.

Timing and Nature of Requests

The purchase price you will pay for shares of a Fund will be the next NAV for that Fund calculated after the Transfer Agent or your authorized financial intermediary receives your request in good order.  “Good order” means that your purchase request includes:  (1) the name of the Fund(s); (2) the dollar amount of shares to be purchased; (3) your purchase application or investment stub; and (4) a check payable to Advisory Research Funds.  All requests received in good order before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. (Eastern Time) will be transacted at the next business day’s NAV.

Methods of Buying

Through a broker- dealer or other financial intermediary
The Funds are offered through certain brokers or dealers (and their agents).  The Funds are also offered directly.  An order placed with such a broker or its authorized agent is treated as if it was placed directly with the Funds, and will be executed at the next NAV calculated by the Funds.  Your broker will hold your shares in a pooled account in the broker’s (or agent’s) name.  The Funds may pay the broker (or agent) to maintain your individual ownership information, maintain required records, and provide other shareholder services.  The broker who offers shares may require payment of fees from its individual clients.  If you invest through a broker, the policies and fees may be different than those described in this Prospectus.  For example, the broker may charge transaction fees or set different minimum investments.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.  Please contact your broker to see if it is an approved broker of the Funds or for additional information.

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By mail
The Funds will not accept payment in cash, including cashier’s checks.  Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, money orders or starter checks for the purchase of shares.

To buy shares of the Funds, complete an account application and send it together with your check for the amount you wish to invest in the Funds to the applicable address indicated below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent.  If your check is returned for insufficient funds, your purchase will be canceled and a $20 fee will be assessed against your account by the Transfer Agent.

Regular Mail Advisory Research Funds P.O. Box 2175 Milwaukee, Wisconsin 53201	Overnight Delivery Advisory Research Funds 803 West Michigan Street Milwaukee, Wisconsin 53233-2301

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

By telephone
To make additional investments by telephone, you must authorize telephone purchases on your account application.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Transfer Agent toll-free at 1-888-665-1414 and you will be allowed to move money in amounts of at least $2,500 from your bank account to the Funds’ account upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  If your order is placed before 4:00 p.m. (Eastern Time) shares will be purchased in your account at the NAV determined on that day.  For security reasons, requests by telephone will be recorded.

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By wire
To open an account by wire, a completed account application is required before your wire can be accepted.  You may mail or send by overnight delivery your account application to the Transfer Agent.  Upon receipt of your completed account application form, an account will be established for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund(s), the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

UMB Bank, n.a.
ABA Number 101000695
For credit to Advisory Research Funds
A/C # 9871879569
For further credit to:
“Fund name”
Your account number(s)
Name(s) of investor(s)
Social security or tax ID numbers

Before sending your wire, please contact the Transfer Agent at 1-888-665-1414 to advise it of your intention to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received prior to 4:00 p.m. (Eastern Time) to be eligible for same day pricing.  The Funds and UMB Bank, n.a., are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Selling (Redeeming) Fund Shares

Through a broker-`dealer or other financial intermediary
If you purchased your shares through a broker, your redemption order must be placed through the same broker.  The broker must receive and transmit your redemption order to the Transfer Agent prior to 4:00 p.m. (Eastern Time) for the redemption to be processed at the current day’s NAV. Orders received after 4:00 p.m. (Eastern Time) will receive the next business day’s NAV. Please keep in mind that your broker may charge additional fees for its services.

By mail
You may redeem shares purchased directly from the Funds by mail. Send your written redemption request to Advisory Research Funds at the applicable address indicated below.  Your request must be in good order and contain the Fund name(s), the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. Please have all shareholders sign the redemption request. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (e.g., corporate resolutions, or trust documents indicating proper authorization).

Regular Mail Advisory Research Funds P.O. Box 2175 Milwaukee, Wisconsin 53201	Overnight Delivery Advisory Research Funds 803 West Michigan Street Milwaukee, Wisconsin 53233-2301

A Medallion signature guarantee must be included if any of the following situations apply:

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•	You wish to redeem more than $50,000 worth of shares;

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within the last 15 days;

•	If ownership is changed on your account; or

•	When establishing or modifying certain services on your account.

In addition to the situations described above, the Funds reserve the right to require a Medallion signature guarantee in other instances based on the circumstances relative to the particular situation.

Shareholders redeeming their shares by mail should submit written instructions with a Medallion signature guarantee by an eligible institution acceptable to the Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, as well as from participants in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

By telephone
To redeem shares by telephone, call the Funds at 1-888-665-1414 and specify the amount of money you wish to redeem. You may have a check sent to the address of record, or, if previously established on your account, you may have proceeds sent by wire or electronic funds transfer through the ACH network directly to your bank account. Wires are subject to a $15 fee ($20 for Saturday delivery) paid by the investor and your bank may charge a fee to receive wired funds. You do not incur any charge when proceeds are sent via the ACH network; however, credit may not be available for two to three business days.

If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Funds) you may redeem shares up to $50,000, by instructing the Funds by phone at 1-888-665-1414. Unless noted on the initial account application, a Medallion signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the caller must verify the following:

• The Fund(s) account number;
• The name(s) in which your account is registered;
• The social security or tax identification number under which the account is registered; and
• The address of the account holder, as stated in the account application form.

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Systematic Withdrawal Plan

You may request that a predetermined dollar amount be sent to you each month or quarter.  Your account must have a value of at least $100,000 for you to be eligible to participate in the Systematic Withdrawal Plan (“SWP”).  The minimum withdrawal is $1,000.  If you elect this method of redemption, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network directly to your bank account.  You may request an application for the SWP by calling the Transfer Agent toll-free at 1-888-665-1414.  The Funds may modify or terminate the SWP at any time.  You may terminate your participation in the SWP by calling the Transfer Agent at least five business days before the next withdrawal.

Payment of Redemption Proceeds

You may redeem shares of the Fund at a price equal to the Fund’s NAV next determined after the Transfer Agent and/or authorized agent receives your redemption request in good order.  Generally, your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Transfer Agent and/or authorized agent before the close of the regular trading session of the NYSE (generally, 4:00 p.m. Eastern Time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.  In all cases, proceeds will be processed within seven calendar days and sent to you after your redemption request has been received.

If you purchase shares using a check and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists affecting the sale of the Funds’ securities or making such sale or the fair determination of the value of the Funds’ net assets not reasonably practicable; or (3) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.

Other Redemption Information

Shareholders who have IRAs or other retirement plans must indicate on their redemption requests whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have taxes withheld will generally be subject to a 10% federal income tax withholding.

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds may pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).

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Tools to Combat Frequent Transactions

The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps may include monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  Each Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that the Fund believes is consistent with shareholder interests.

Redemption Fee
You will be charged a redemption fee of 2.00% of the value of the shares being redeemed if you redeem your shares of a Fund within 90days of purchase.  The “first in, first out” (“FIFO”) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from the sale proceeds and is retained by the Fund for the benefit of its remaining shareholders. The fee will not apply to redemptions: (i) due to shareholder’s death or disability; (ii) from certain omnibus accounts with systematic or contractual limitations; (iii) of shares acquired through reinvestments of dividends or capital gains distributions; (iv) through certain employer-sponsored retirement plans or employee benefit plans or, with respect to any plan, to comply with minimum distribution requirements; (v) effected pursuant to an automatic non-discretionary rebalancing program; (vi) pursuant to the SWP; or (vii) by the Funds of accounts falling below the minimum initial investment amount.  Each Fund reserves the right to waive this fee in other circumstances if the Advisor determines that doing so is in the best interests of the Fund.

Monitoring Trading Practices
The Funds may monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interest of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.

General Transaction Policies

Some of the following policies are mentioned above. In general, the Funds reserve the right to:

•	vary or waive any minimum investment requirement;
•	refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•
reject any purchase or exchange request for any reason. Generally, the Funds do this if the purchase is disruptive to the efficient management of a Fund (due to the timing of the investment or an investor’s history of excessive trading);

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•
redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity.  In these circumstances, the Fund will notify you in writing and request that you increase your balance above the minimum initial investment amount within 30 days of the date of the notice.  If, within 30 days of the Funds’ written request, you have not increased your account balance, your shares may be redeemed. The Funds will not require that your shares be redeemed if the value of your account drops below the investment minimum due to fluctuations of a Fund’s NAV;

•	delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect a Fund; and
•	reject any purchase, exchange or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “Methods of Buying.”

Your broker or other financial intermediary may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker or other financial intermediary for details.

Exchange Privilege. Shareholders may exchange shares of one Fund into shares of another Fund.  The amount of the exchange must be equal to or greater than the required minimum initial investment (see page xx for “Minimum Investment” amounts).  You may realize either a gain or loss on those shares and will be responsible for paying the appropriate taxes.  If you exchange shares through a broker, the broker may charge you a transaction fee.  You may exchange shares by sending a written request to the Funds or by telephone.  Be sure that your written request includes the dollar amount or number of shares to be exchanged, the name(s) on the account, the account number(s), and signed by all shareholders on the account.  In order to limit expenses, the Funds reserve the right to limit the total number of exchanges you can make in any year.

Dividend Reinvestment. You may reinvest dividends and capital gains distributions in shares of the Funds. Unless you request otherwise, dividends and capital gains distributions will be reinvested in shares of the Funds.

Fund Information

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and Prospectus to each household. If you do not want the mailing of these documents to be combined with those of other members of your household, please contact your dealer or the transfer agent.

SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES

The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

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The Advisor may pay additional compensation, out of profits derived from the Advisor’s management fee and not as an additional charge to the Funds, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under the Funds’ distribution and services plan, any record keeping or sub-transfer agency fees payable by the Funds, or other fees described in the fee table or elsewhere in the Prospectus or SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Advisor access to the financial institution’s sales force; granting the Advisor access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution's personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Funds attributable to the financial institution, or other factors as agreed to by the Advisor and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to pay dividends and capital gains distributions annually. The Funds expect that dividends and distributions paid on shares will consist of (i) investment company taxable income, which includes, among other things, ordinary income, short-term capital gains and income from certain hedging and interest rate transactions, (ii) net tax-exempt interest (i.e., the excess of income exempt from federal income taxation over certain disallowed deductions), and (iii) net capital gain (i.e., net long-term capital gains in excess of any net short-term capital loss for such year and any capital loss carryforwards from prior taxable years).  The Funds may make other distributions as needed.

Pursuant to the requirements of the 1940 Act, in the event the Funds makes distributions from sources other than income, a notice will accompany each distribution with respect to the estimated source of the distribution made.  Such notices will describe the portion, if any, of the distribution which, in the Funds’ good faith judgment, constitutes net capital gains, short-term capital gain, investment company taxable income, net tax-exempt interest or a return of capital.  The actual character of such distributions for federal income tax purposes, however, will only be determined finally by the Funds at the close of its fiscal year, based on the Funds’ full year performance and its actual net investment company taxable income, net tax-exempt interest and net capital gains for the year, which may result in a recharacterization of amounts distributed during such fiscal year from the estimates.

FEDERAL INCOME TAX CONSEQUENCES

The Funds intend to qualify and elect to be treated as regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”).  If the Funds so qualify, they will not pay federal income tax on the net investment income and capital gains that they distribute to their shareholders.

The Funds intend to distribute all of their net investment income and capital gains, if any, to shareholders.  Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received.  This applies whether dividends or distributions are received in cash or additional shares.

Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates.  For taxable years beginning on or before December 31, 2010, distributions designated as qualified dividend income are taxed to individuals and other noncorporate investors at rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Code are satisfied.  Distributions of net long-term capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable for federal income tax purposes as long-term capital gain regardless of how long the shareholder has held Fund shares.  Long-term capital gain is currently taxable to non-corporate shareholders at a maximum federal income tax rate of 15%.  Distributions of net short-term capital gain (i.e., net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long the shareholder has held Fund shares.  Dividends paid by the Funds may qualify in part for the dividends received deduction available to corporate shareholders, provided certain holding period and other requirements are satisfied.

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Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year declared.  Information on the federal income tax status of dividends and distributions is provided annually.

By law, the Funds must withhold a percentage of your distributions and redemption proceeds (“backup withholding”) if you do not provide your correct social security or taxpayer identification number or certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against your federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

If you redeem Fund shares, it is considered a taxable event for you.  An exchange of your Fund shares for shares of another Advisory Research Fund is the same as a redemption.  Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction.  The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year.  If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gain is taxable at ordinary federal income tax rates.  Shareholders may be limited in their ability to utilize capital losses.  You are responsible for any tax liabilities generated by your transaction.

Prospective shareholders of the Funds should consult with their own tax advisors concerning the effect of owning shares of the Funds in light of their particular tax situation.

33

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Independent Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

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Advisory Research Micro Cap Value Fund
Advisory Research Small Cap Value Fund
Advisory Research Small/Mid Cap Value Fund
Advisory Research International Small Cap Value Fund
Each a series of the Investment Managers Series Trust

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

You can obtain a free copy of the SAI, request other information, or make general inquiries about the Funds by contacting a broker that sells the Funds or by calling the Funds (toll-free) at (888) 665-1414 or by writing to:

Advisory Research Funds
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233-2301

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the SEC in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Funds are also available:
•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Room of the SEC, Washington, DC 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811- 21719)

Statement of Additional Information
December 31, 2009

Advisory Research Funds

•   Advisory Research Micro Cap Value Fund
•   Advisory Research Small Cap Value Fund
•   Advisory Research Small/Mid Cap Value Fund
•   Advisory Research  All Cap Value Fund
•   Advisory Research International Small Cap Value Fund
Each a series of the Investment Managers Series Trust

Currently, the Advisory Research Micro Cap Value Fund, Advisory Research Small Cap Value Fund, Advisory Research Small/Mid Cap Value Fund, and Advisory Research International Small Cap Value Fund have not commenced operations therefore they are not available for purchase.

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus for the Advisory Research All Cap Value Fund and the Prospectus for the Advisory Research Micro Cap Value Fund, Advisory Research Small Cap Value Fund, Advisory Research Small/Mid Cap Value Fund, and Advisory Research International Small Cap Value Fund (each, a “Fund,” and collectively, the “Funds”) dated December 31, 2009, as applicable and as it may be amended from time to time (the “Prospectuses”).Each Fund is a series of the Investment Managers Series Trust (the “Trust”).  Advisory Research, Inc. (“ARI” or the “Advisor”) is the investment advisor to the Funds.  A copy of the Funds’ Prospectuses may be obtained by contacting the Funds at the address or the telephone numbers below:

Advisory Research Funds
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, Wisconsin 53202
1-888-665-1414

THE TRUST	2
INVESTMENT STRATEGIES AND POLICIES	2
INVESTMENT RESTRICTIONS	16
MANAGEMENT OF THE FUNDS	17
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP	20
PORTFOLIO TRANSACTIONS AND BROKERAGE	26
PORTFOLIO TURNOVER	27
PROXY VOTING POLICY	27
ANTI-MONEY LAUNDERING PROGRAM	29
PORTFOLIO HOLDINGS INFORMATION	29
DETERMINATION OF NET ASSET VALUE	31
PURCHASE AND REDEMPTION OF FUND SHARES	32
FEDERAL INCOME TAX MATTERS	32
FUND PERFORMANCE	35
GENERAL INFORMATION	36
FINANCIAL STATEMENTS	37
APPENDIX A	38

THE TRUST

The Trust (formerly called Claymore Trust) is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on February 15, 2005.  The Trust changed its name to Investment Managers Series Trust on December 3, 2007.  The Trust currently consists of several other series of shares of beneficial interest, par value $0.01 per share.  This SAI relates only to the Funds and not to the other series of the Trust.  The Funds are non-diversified mutual funds.

The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company.  Such a registration does not involve supervision of the management or policies of the Funds.  The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

INVESTMENT STRATEGIES AND POLICIES

Descriptions in this SAI of a particular investment practice or technique in which the Funds may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to, use in managing the Funds’ portfolio assets. The Advisor may in its discretion at any time employ such practice, technique or instrument for the Funds.  Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Funds, but to the extent employed, could from time to time have a material impact on the Funds’ performance.

The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility.  This financial crisis has caused a significant decline in the value and liquidity of many securities.  These market conditions may continue or get worse.  Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these events.

Additional Information Regarding the Funds’ Investments

Common Stock. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including the company's debt securities, preferred stock and other senior equity securities.  Common stock of an issuer in a Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. While broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

The Funds may invest in common stock of companies with market capitalizations that are small compared to other publicly traded companies. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. In addition, it may be prudent for a Fund, as its asset size grows, to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund’s asset size increases, the Fund may reduce its exposure to illiquid small capitalization securities, which could adversely affect performance.

The Funds may also invest in stocks of companies with medium market capitalizations (i.e., mid cap companies). Such investments share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although mid cap companies tend to have longer operating histories, broader product lines and greater financial resources and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

Warrants and Rights. Each Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle the holder to buy equity securities at specific prices for specific periods of time but will do so only if such equity securities are deemed appropriate by the Advisor for inclusion in the Fund’s portfolio.

Investing in warrants is purely speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities but only the right to buy them. Warrants are issued by the issuer of the security, which may be purchased on their exercise. The prices of warrants do not necessarily parallel the prices of the underlying securities.

Preferred Stocks. Preferred stock has a preference over common stock in liquidation (and generally as to dividends as well), but is subordinated to the liabilities of the issuer in all respects. Preferred stock may offer the opportunity for capital appreciation as well as periodic income.

There are special risks associated with investing in preferred securities, including:

Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If a Fund owns a preferred security that is deferring its distributions, the Fund in certain circumstances may be required to report income for federal income tax purposes prior to the actual receipt of such income.

Non-Cumulative Dividends. Some preferred stocks are non-cumulative, meaning that the dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non-cumulative preferred stock held by a Fund determine not to pay dividends on such stock, the amount of dividends the Fund pays may be adversely affected. There is no assurance that dividends or distributions on non-cumulative preferred stocks in which a Fund invests will be declared or otherwise made payable.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Limited Voting Rights. Generally, preferred security holders (such as the Funds) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may have the right to elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by a Fund.

Convertible Securities. A convertible security is a preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed income and equity securities.

Foreign Investments.  Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers.  All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, and the imposition or tightening of exchange controls and limitations on the repatriation of foreign capital.  Other risks stem from potential changes in governmental attitude or policy toward private investment, which in turn raises the risk of nationalization, increased taxation or confiscation of foreign investors’ assets.

Additional non-U.S. taxes and expenses may also adversely affect a Fund’s performance, including foreign withholding taxes on foreign securities’ dividends, and generally higher commission rates payable on foreign transactions.  Foreign companies may be subject to different accounting, auditing and financial reporting standards and accordingly, less information may be available about foreign companies than is generally available on issuers of comparable securities in the U.S.  Foreign securities may also trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the value in U.S. dollars of all foreign currency-denominated securities held by a Fund.  Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Funds are required to compute and distribute income in U.S. dollars.  Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after a Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution.  Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Emerging Market Securities.  The Micro Cap Fund, All Cap Value Fund and the International Small Cap Value Fund each may invest in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation or the Morgan Stanley Capital International (MSCI) emerging market indices or other comparable indices.  Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital.  Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of those Funds.

Some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies.  Therefore, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect the private sector companies in which the Micro Cap Fund  All Cap Value Fund and the International Small Cap Value Fund invest.

Foreign Currency Transactions. The Micro Cap Value Fund, All Cap Value Fund and the International Small Cap Value Fund may conduct foreign currency exchange transactions either on a spot, i.e., cash, basis at the prevailing rate in the foreign exchange market or by entering into a forward foreign currency contract.  A forward foreign currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  Forward contracts are considered to be derivatives.  A Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract.  In addition, the Micro Cap Value Fund, All Cap Value Fund and the International Small Cap Value Fund may enter into forward contracts to hedge against risks arising from securities a Fund owns or anticipates purchasing or the U.S. dollar value of interest and dividends paid on those securities.  Each of the Micro Cap Value Fund, All Cap Value Fund nor the International Small Cap Value Fund will not have more than 10% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate that Fund to deliver an amount of foreign currency in excess of the value of the Fund’s investment securities or other assets denominated in that currency.

If a Fund delivers the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency by selling some of the Fund’s assets that are denominated in that specific currency.  A Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks.  A Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Advisor is inaccurate in predicting currency movements.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  The precise matching of forward contract amounts and the value of the securities involved is generally not possible.  Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and deliver the foreign currency.  The use of forward contracts as a hedging technique does not eliminate the fluctuation in the prices of the underlying securities a Fund owns or intends to acquire, but it fixes a rate of exchange in advance.  Although forward contracts can reduce the risk of loss if the values of the hedged currencies decline, these instruments also limit the potential gain that might result from an increase in the value of the hedged currencies.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.  Quotation information available is generally representative of very large transactions in the interbank market.  The interbank market in foreign currencies is a global around-the-clock market.  Since foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

Depository Receipts.  Global Depositary Receipts ("GDRs") are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.  American Depository Receipts ("ADRs") are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company's office or agent in a foreign country.  [Canadian Depository Receipts (“CDRs”) are negotiable receipts issued by a Canadian bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company's office or agent in a foreign country.   European Depository Receipts (“EDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.  Investing in GDRs, CDRs, EDRs and ADRs presents risks that may not be equal to the risk inherent in holding the equivalent shares of the same companies that are traded in the local markets even though a Fund will purchase, sell and be paid dividends on GDRs, CDRs, EDRs and ADRs in U.S. dollars.  These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  A Fund may be required to pay foreign withholding or other taxes on certain GDRs, CDRs, EDRs or ADRs that it owns, but investors may or may not be able to deduct their pro-rata share of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax.  See "Federal Income Tax Matters."  GDRs, CDRs, EDRs and ADRs may be sponsored by the foreign issuer or may be unsponsored.  Unsponsored GDRs, CDRs, EDRs and ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities.  Unsponsored GDRs, CDRs, EDRs and ADRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States.  While readily exchangeable with stock in local markets, unsponsored GDRs, CDRs, EDRs and ADRs may be less liquid than sponsored GDRs, CDRs, EDRs and ADRs.  Additionally, there generally is less publicly available information with respect to unsponsored GDRs, CDRs, EDRs and ADRs.

Strategic Transactions

The Funds may, but are not required to, use various investment strategies as described below ("Strategic Transactions") to earn income, to facilitate portfolio management and to mitigate risks. Techniques and instruments may change over time as new instruments and strategies are developed or as regulatory changes occur. Although the Advisor, as applicable, seeks to use such transactions to further each Fund’s investment objective, no assurance can be given that the use of these transactions will achieve this result. The Funds’ activities involving Strategic Transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or "Code"), for qualification as a regulated investment company.

Short Sales.  A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by the Fund, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid securities) and the maintenance of collateral with its custodian. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

When the Advisor believes that the price of a particular security held by the Fund may decline, it may make "short sales against the box" to hedge the unrealized gain on such security.  Selling short against the box involves selling a security which the Fund owns for delivery at a specified date in the future.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of liquid assets with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

Selling Call and Put Options. The principal reason for selling options is to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. Such current return could be expected to fluctuate because premiums earned from an option selling program and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Selling options on portfolio securities is likely to result in a higher portfolio turnover rate.

The purchaser of a call option pays a premium to the seller (i.e., the writer) for the right to buy the underlying security from the seller at a specified price during a certain period. A Fund would write call options only on a covered basis or for cross-hedging purposes. A call option is covered if, at all times during the option period, a Fund owns or has the right to acquire the securities of the type that it would be obligated to deliver if any outstanding option were exercised. An option is used for cross-hedging purposes if it is not covered by the security subject to the option, but is designed to provide a hedge against another security which a Fund owns or has the right to acquire. In such circumstances, the Fund collateralizes the option by segregating cash and/or liquid securities in an amount at least equal to the market value of the underlying security, marked to market daily, while the option is outstanding.

The purchaser of a put option pays a premium to the seller (i.e., the writer) for the right to sell the underlying security to the writer at a specified price during a certain period. Each Fund would sell put options only on a secured basis, which means that, at all times during the option period, the Fund would segregate cash and/or liquid securities in an amount at least equal to the exercise price of the option, or would hold a put on the same underlying security at an equal or greater exercise price.

To terminate its position as a writer of a call or put option, a Fund could enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously sold by the Fund. The Fund would realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. The Fund would also realize a gain if an option it has written lapses unexercised.

The Funds could sell options that are listed on an exchange as well as options which are privately negotiated in over-the-counter transactions. Each Fund could close out its position as a seller of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, the Fund could purchase an offsetting option, which would not close out its position as a seller, but would provide an asset of equal value to its obligation under the option sold. If a Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has sold, it will be required to maintain the securities subject to the call or the collateral securing the option until a closing purchase transaction can be entered into (or the option is exercised or expires) even though it might not be advantageous to do so. The staff of the SEC currently takes the position that, in general, over-the-counter options on securities other than U.S. government securities purchased by a fund, and portfolio securities "covering" the amount of such fund’s obligation pursuant to an over-the-counter option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid.  Therefore any such options in which a Fund invests are subject to the Fund’s limitation on illiquid securities described herein.

Risks of Writing Options. By selling a call option, a Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by selling a put option the Fund might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

Purchasing Call or Put Options. The Funds could purchase call options to protect against anticipated increases in the prices of securities it wishes to acquire. Alternatively, the Funds could purchase call options for capital appreciation. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, a Fund could benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, the Fund would bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.

Put options may be purchased to protect against anticipated declines in the market value of either specific portfolio securities or of a Fund’s assets generally. Alternatively, put options may be purchased for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options.

In any case, the purchase of options for capital appreciation would increase a Fund’s volatility by increasing the impact of changes in the market price of the underlying securities on the Fund's net asset value per share (“NAV”).

Options on Stock Indices. Options on stock indices are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash which amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. A stock index fluctuates with changes in the market values of the stocks included in the index. Options are currently traded on several exchanges.

Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction, or it may let the option expire unexercised.

Futures Contracts. The Funds may engage in transactions involving futures contracts and options on futures contracts in accordance with the rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Trust would be exempt from registration as a "commodity pool."

An index futures contract is an agreement pursuant to which a party agrees to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at a specified time and the price at which the futures contract originally was struck. No physical delivery of the underlying securities in the index is made.

Currently, securities index futures contracts can be purchased with respect to several indices on various exchanges. Differences in the securities included in the indices may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged.

In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, a Fund is required to deposit an amount of cash and/or liquid securities equal to a percentage (which will normally range between 1% and 10%) of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act or with its custodian in an account in the broker's name. This amount is known as initial margin. The nature of initial margin in futures contract transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the initial margin account, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

For example, when a Fund purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives a variation margin payment equal to that increase in value. Conversely, where a Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment.

At any time prior to expiration of the futures contract, a Fund may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

When a Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Fund is otherwise fully invested ("anticipatory hedge"). Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. A Fund may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's securities ("defensive hedge"). To the extent that a Fund’s portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts would substantially reduce the risk to the Fund of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Fund. Ordinarily, transaction costs associated with futures contract transactions are lower than transaction costs that would be incurred in the purchase and sale of the underlying securities.

Special Risks Associated with Futures Contract Transactions. There are several risks connected with the use of futures contracts. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities or index; the risk of market distortion; the risk of illiquidity; and the risk of error in anticipating price movement.

There may be an imperfect correlation (or no correlation) between movements in the price of the futures contracts and of the securities being hedged. The risk of imperfect correlation increases as the composition of the securities being hedged diverges from the securities upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective. To compensate for the imperfect correlation, a Fund could buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the securities being hedged is greater than the historical volatility of the securities underlying the futures contract. Conversely, a Fund could buy or sell futures contracts in a lesser dollar amount than the dollar amount of securities being hedged if the historical volatility of the securities being hedged is less than the historical volatility of the securities underlying the futures contracts. It is also possible that the value of futures contracts held by a Fund could decline at the same time as portfolio securities being hedged; if this occurred, the Fund would lose money on the futures contract in addition to suffering a decline in value in the portfolio securities being hedged.

There is also the risk that the price of futures contracts may not correlate perfectly with movements in the securities or index underlying the futures contract due to certain market distortions. First, all participants in the futures contract market are subject to margin depository and maintenance requirements. Rather than meet additional margin depository requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures contract market and the securities or index underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures contract market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures contract markets may cause temporary price distortions. Due to the possibility of price distortion in the futures contract markets and because of the imperfect correlation between movements in futures contracts and movements in the securities underlying them, a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk that futures contract markets may not be sufficiently liquid. Futures contracts may be closed out only on an exchange or board of trade that provides a market for such futures contracts. Although the Funds intend to purchase or sell futures contracts only on exchanges and boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it might not be possible to close a futures contract position and, in the event of adverse price movement, a Fund would continue to be required to make daily payments of variation margin. Since the securities being hedged would not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Fund would lose the benefit of the appreciation in value of the securities.

Successful use of futures contracts is also subject to the Advisor's ability to correctly predict the direction of movements in the market. For example, if a Fund hedges against a decline in the market, and market prices instead advance, the Fund will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Fund has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so to meet the daily variation margin.

Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures contract exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures contract positions and subjecting some futures contract traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Options on Futures Contracts. The Funds may also purchase and write options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option period. As a writer of an option on a futures contract, a Fund would be subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by the Fund are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures contract position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. Each Fund could purchase put options on futures contracts in lieu of, and for the same purposes as, the sale of a futures contract; at the same time, it could write put options at a lower strike price (a "put bear spread") to offset part of the cost of the strategy to the Fund. The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contracts.

Risks of Transactions in Options on Futures Contracts. In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on futures contracts. The Advisor will not purchase options on futures contracts on any exchange unless in the Advisor's opinion a liquid secondary exchange market for such options exists. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).  However, there may be circumstances, such as when there is no movement in the price of the underlying security or index, when the use of an option on a future contract would result in a loss to a Fund when the use of a future contract would not.

Additional Risks of Options, Futures Contracts and Options on Futures Contracts. Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions.  These position limits may restrict the number of listed options which a Fund may write.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, futures contracts or options on futures contracts, the Fund could experience delays or losses in liquidating open positions purchased or incur a loss of all or part of its margin deposits.  Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Advisor.

Swap Agreements. A swap is a derivative financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. The Funds may enter into swap agreements with respect to individual securities, indexes of securities, interest rates, currencies and other assets or measures of risk or return. The Funds may also enter into options on swap agreements ("swaptions"). These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index. Forms of swap agreements include caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that, for example, the return on a given equity index exceeds a specified rate, or "cap"; floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that, for example, the return on a given equity index falls below a specified rate, or "floor"; and collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Funds may write (sell) and purchase put and call swaptions.

Many swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). Although it has no current intention to do so, each Fund may use swap agreements to add leverage to the portfolio. Each Fund may (but is not required to) cover any accrued but unpaid net amounts owed to a swap counterparty through the segregation of assets determined to be liquid by the Fund in accordance with procedures established by the Board of Trustees (the “Board”). Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund’s investment restriction concerning senior securities and borrowings.

Whether a Fund’s use of swap agreements or swaptions will be successful in furthering its investment objectives will depend to a large extent on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The performance of swap agreements may be affected by a change in the specific currency, or by other factors that determine the amount of payments due. If a swap agreement calls for a payment by a Fund, the Fund must be prepared to make such payments when due.

The swaps market is largely unregulated. A Fund’s ability to terminate or transfer a swap agreement is generally very limited. Swap agreements may increase the overall volatility of the investments of a Fund. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Use of Segregated and other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Fund segregate cash and/or liquid securities to the extent Fund obligations are not otherwise "covered" as described above. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered (or securities convertible into the needed securities without additional consideration), or, subject to any regulatory restrictions, the Fund must segregate cash and/or liquid securities in an amount at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. In the case of a futures contract or an option on a futures contract, a Fund must deposit initial margin and possible daily variation margin in addition to segregating cash and/or liquid securities sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Strategic Transactions may be covered by other means when consistent with applicable regulatory policies.

Certain Other Investment Practices

When Issued, Delayed Delivery Securities and Forward Commitments. The Funds may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, (i.e., a when, as and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its NAV. While it will only enter into a forward commitment with the intention of actually acquiring the security, a Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. A Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

Repurchase Agreements. Repurchase agreements may be seen as loans by a Fund collateralized by underlying debt securities. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed price and time. This arrangement results in a fixed rate of return to the Fund that is not subject to market fluctuations during the holding period. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which it seeks to assert these rights. The Advisor, acting under the supervision of the Board, reviews the creditworthiness of those banks and dealers with which each Fund enters into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

Other Investment Companies. The Funds may invest in securities of other investment companies that invest primarily in securities of the types in which the Funds may invest directly to the extent permitted by the 1940 Act.  Under the 1940 Act, a Fund may invest its assets in any investment company, as long as the Fund and its affiliated persons own no more than 3% of the outstanding voting stock of the acquired investment company and the Fund complies with certain additional restrictions.  This restriction may not apply to the Fund’s investments in money market mutual funds and affiliated funds (i.e., other series of the Trust), if the Fund’s investments fall within the exceptions set forth under SEC rules.  As a stockholder in an investment company, a Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's investment management fees with respect to the assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may be leveraged. The NAV and market value of leveraged shares will be more volatile and the yield to holders of common stock in such leveraged investment companies will tend to fluctuate more than the yield generated by unleveraged shares.

The Funds expect that these investments will primarily be in exchange-traded funds ("ETFs"). In addition, to seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizeable short-term or intermediate-term decline, each Fund may purchase put options or put option debit spreads (where another put option at a lower strike price is sold to offset the cost of the first put option) on certain ETFs that trade like common stocks but represent certain market indices that correlate with the mix of common stocks held in the Fund’s portfolio. The Advisor generally expects that it may invest in other investment companies either during periods when they have large amounts of uninvested cash, such as during periods when there is a shortage of attractive securities available in the market.

Illiquid and Restricted Securities. The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board has delegated to the Advisor the day-to-day determination of the illiquidity of any security held by the Funds, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board has directed the Advisor to look to such factors as (a) frequency of trading and availability of quotations; (b) the number of dealers willing to purchase or sell the security and the availability of buyers; (c) the willingness of dealers to be market makers in the security; and (d) the nature of trading activity including (i) the time needed to dispose of a position or part of a position and (ii) offer and solicitation methods.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

Illiquid securities will usually be priced at fair value as determined in good faith by the Board or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets is invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Loans of Portfolio Securities. Consistent with applicable regulatory requirements and the Funds’ investment restrictions, a Fund may lend portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earns interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Fund will not lend portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. A Fund’s loans of portfolio securities will be collateralized in accordance with applicable regulatory requirements and no loan will cause the value of all loaned securities to exceed 33 1/3% of the value of a Fund’s total assets.

A loan may generally be terminated by the borrower on one business day’s notice, or by a Fund on five business days’ notice. If the borrower fails to deliver the loaned securities within five days after receipt of notice or fails to maintain the requisite amount of collateral, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Funds’ management to be creditworthy and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The risks associated with loans of portfolio securities are substantially similar to those associated with repurchase agreements. Thus, if the counterparty to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund’s ability to sell the collateral, and the Fund would suffer a loss. When voting or consent rights that accompany loaned securities pass to the borrower, a Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund’s investment in such loaned securities. Each Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

Temporary Defensive Investments

When a temporary defensive posture is believed by the Advisor to be warranted ("temporary defensive periods"), each Fund may, without limitation, hold up to 100% of its assets in cash or invest up to 100% of its assets in money market instruments and repurchase agreements. The money market instruments in which each Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated A-1 or higher by S&P or Prime-1 by Moody's; and certificates of deposit, bankers' acceptances and bank time deposits issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, each Fund also may invest in shares of money market mutual funds to the extent permitted under applicable law. Money market mutual funds are investment companies, and the investments in those companies by the Fund are in some cases subject to certain fundamental investment restrictions. As a shareholder in a mutual fund, a Fund will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Advisor, with respect to assets so invested. A Fund may not achieve its investment objectives during temporary defensive periods.

Additional Risk Considerations

Counterparty Risk. A Fund will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivatives contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceedings. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Market Disruptions. As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks, the war in Iraq and its aftermath and other geopolitical events have led to, and may in the future lead to, increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Similar events in the future or other disruptions of financial markets could affect interest rates, securities exchanges, credit risk, inflation and other factors relating to the Funds’ shares.

 INVESTMENT RESTRICTIONS

Each Fund operates under the following restrictions that constitute fundamental policies that, except as otherwise noted, cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund, which is defined by the 1940 Act as the lesser of (i) 67% or more of the Fund’s voting securities present at a meeting, if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding voting securities. Except as otherwise noted, all percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. These restrictions provide that none of the Funds may:

1.	Issue senior securities nor borrow money, except that each Fund may issue senior securities or borrow money to the extent permitted by applicable law.

2.
Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

3.
Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) excluding securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or tax-exempt securities of state and municipal governments or their political subdivisions or (b) as otherwise permitted by applicable law.

4.
Purchase or sell real estate except that each Fund may: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry; (c) invest in securities that are secured by real estate or interests therein; (d) purchase and sell mortgage-related securities; (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities; and (f) invest as otherwise permitted by applicable law.

5.
Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Funds from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by applicable law.

6.
Make loans of money or property to any person, except: (a) to the extent that securities or interests in which the Funds may invest are considered to be loans; (b) through the loan of portfolio securities in an amount up to 33 1/3% of such Fund’s total assets; (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by applicable law.

The Funds observe the following restriction as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

Each Fund may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, co-administrators, distributor, custodian and transfer agent.  The day-to-day operations of the Trust are delegated to its officers, except that the Advisor is responsible for making day-to-day investment decisions in accordance with the Funds’ investment objectives, strategies, and policies, all of which are subject to general supervision by the Board.

The Trustees and officers of the Trust, their years of birth and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.  Charles H. Miller, Ashley Toomey Rabun and William H. Young are all of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act (collectively, the "Independent Trustees").

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
“Independent” Trustees:
Charles H. Miller[a] (Born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present).	12	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	12	None.
William H. Young [a] (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006).	12	None.
Interested Trustees:
John P. Zader [a] † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	12	None.
Eric M. Banhazl[b]† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006).	12	None.
Officers of the Trust
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006).	N/A	N/A
Joy Ausili[b] (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006).	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004).
			N/A	N/A

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Todd Cipperman (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 150 South Warner Road, Suite 140, King of Prussia, PA 19406.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Funds’ distributor, Grand Distribution Services, LLC, and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Funds, and the Funds’ custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Funds’ co-administrator.

Compensation

Each Independent Trustee receives $5,000 from the Trust for each meeting attended (except that the Chairperson receives $6,000 for each meeting attended) and $1,000 from the Trust for each telephonic meeting attended in the discretion of the Chairperson.  The Audit Committee chairman receives an additional $500 for each Audit Committee meeting attended.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Funds[1]	Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees[1]

Independent Trustees
Charles H. Miller, Trustee	$6,000	None	None	$20,000

Ashley Toomey Rabun, Trustee and Chairperson	$6,000	None	None	$24,000
William H. Young, Trustee and Audit Committee Chair	$6,000	None	None	$22,000

1	Estimated annual compensation.

Board Committees

The Board has three standing committees: the Audit Committee, Nominating and Governance Committee, and Valuation Committee.

The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Funds’ financial statements and to assist the Board’s oversight of the integrity of the Funds’ pricing and financial reporting. The Audit Committee is comprised of all of the Independent Trustees.  It does not include any Interested Trustees.  The Audit Committee typically meets at least twice per year with respect to the Funds.  The Audit Committee met once with respect to the Funds.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer.  The QLCC meets as needed.  The QLCC did not meet with respect to the Funds.

The Nominating and Governance Committee (the “Nominating Committee”) is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets at least annually.  The Nominating Committee will consider nominees properly recommended by the Funds’ shareholders.  Shareholders who wish to recommend a nominee should send nominations that include, among other things, biographical data and the qualifications of the proposed nominee to the Trust’s Secretary.  The Independent Trustees comprise the Nominating Committee.  The Nominating Committee has not met with respect to the Funds.

The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed by the Board. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any of the Trustees.  The Valuation Committee has not met with respect to the Funds.

Fund Shares Beneficially Owned by Trustees.  As of the date of this SAI, no Trustees beneficially owned shares of the Funds.

Name of Trustee	Dollar Range of Equity Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Charles H. Miller, Independent Trustee	None	None
Ashley Toomey Rabun, Independent Trustee	None	None
William H. Young, Independent Trustee	None	None
John P. Zader, Interested Trustee	None	None
Eric M. Banhazl, Interested Trustee	None	None

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. To the best knowledge of the Advisory Research All Cap Value Fund, shareholders owning 5% or more of the outstanding shares of the Fund as of record are set forth below:

Shareholder	Percentage of Total Outstanding Shares of Fund as of December 24, 2009
All Cap Value Fund
Charles Schwab & Co, Inc. 101 Montgomery Street San Francisco, CA 94104	96.14%

As of the date of this SAI , none of the Trustees and officers of the Trust owned any shares of the Funds.  Furthermore, neither the Independent Trustees, nor members of their immediate family, own securities beneficially or of record in the Advisor, the Funds’ distributor, Grand Distribution Services, LLC (the “Distributor”), or any affiliate of the Advisor or Distributor.

The Advisor

The Advisor, Advisory Research Inc., acts as the Funds’ investment advisor pursuant to an advisory agreement (the "Advisory Agreement") for the Funds.  ARI is located at Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

On December 21, 2009, Piper Jaffray Companies announced the signing of a definitive agreement to acquire the Advisor (the "Acquisition").  The Acquisition is expected to close in the first quarter of 2010, provided that certain approvals and consents are obtained.  Upon completion, the Acquisition will result in the termination of the advisory contract between the Advisor and the Fund.  As a result, shareholders of the Fund will receive proxy materials seeking approval of a new contract with the Advisor before the Acquisition is completed.  Additional information about the Acquisition and the advisory contract will be included in the proxy materials.

Under the terms of the Advisory Agreement, ARI manages the portfolios of the Funds in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds and manages their other business and affairs, all subject to the supervision and direction of the Board.  For services rendered by ARI under the Advisory Agreement, each Fund pays ARI a fee, payable monthly, at the annual rates set forth in the following table.

Fund	Advisory Fee (as a % of average daily net assets)

Micro Cap Value Fund	1.15%
Small Cap Value Fund	1.00%
Small/Mid Cap Value Fund	1.00%
All Cap Value Fund	1.00%
International Small Cap Value Fund	1.00%

ARI has contractually agreed to waive its fees and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) of each Fund to the following rates:

	Micro Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund	All Cap Value Fund	International Small Cap Value Fund

Expense Limits	1.50%	1.25%	1.25%	120%	1.35%

This agreement will remain in effect until October 1, 2010.  Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by a Fund if the Advisor so requests, subject to the following conditions.  Such reimbursement may be requested from a Fund by the Advisor in the event that the total annual fund operating expenses are less than the contractual limit.  The Advisor may seek reimbursement in an amount up to the difference between the contractual limit and the total annual fund operating expenses, but in no case will the reimbursement amount exceed the total amount of fees waived or expenses paid by the Advisor and will not include any amounts previously reimbursed.  No reimbursement will cause the total annual fund operating expenses paid by a Fund to exceed the contractual limit of the Fund in place at the time the Advisor waived fees or paid Fund expenses, and such reimbursement may not be paid prior to the Fund’s payment of current operating expenses.  The Advisor may seek reimbursement for fees waived or expenses paid for a period of three years from the date the fees were waived or expenses were paid.

The Advisory Agreement dated November 1, 2009 for the Funds will remain in effect for an initial two-year period ending October 31, 2011.   The Advisory Agreement will continue from year to year thereafter if approved annually (i) by the Board or by the holders of a majority of the outstanding voting securities of each Fund and (ii) by a majority of the Trustees who are not "interested persons" of any party to the Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement provides that in the absence of a breach of fiduciary duty with respect to the receipt of compensation for services or willful misfeasance, bad faith, or gross negligence on the part of ARI in the performance of its duties and obligations, ARI is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds.  The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by ARI on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Portfolio Managers

ARI manages the Funds’ portfolios on a team basis, with portfolio managers Brien M. O’Brien, James M. Langer, Matthew K. Swaim, Eric J. Miller, and Jonathan P. Brodsky.

Other Accounts Managed by the Portfolio Managers. The portfolio managers jointly manage other accounts.  Information on these other accounts is as follows.

As of December 31, 2008:

Brien M. O’Brien
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	1	$30.2	0	$0
Other pooled investment vehicles	13	692.7	2	218.1
Other advisory accounts	972	3,794.3	5	158.2

James M. Langer
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	1	$30.2	0	$0
Other pooled investment vehicles	13	692.7	2	218.1
Other advisory accounts	972	3,794.3	5	158.2

Matthew K. Swaim
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	1	$30.2	0	$0
Other pooled investment vehicles	13	692.7	2	218.1
Other advisory accounts	972	3,794.3	5	158.2

Eric J. Miller
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	1	$30.2	0	$0
Other pooled investment vehicles	13	692.7	2	218.1
Other advisory accounts	972	3,794.3	5	158.2

Jonathan P. Brodsky
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	1	$30.2	0	$0
Other pooled investment vehicles	13	692.7	2	218.1
Other advisory accounts	972	3,794.3	5	158.2

Portfolio Managers Compensation

ARI’s compensation structure/levels for staff and professionals are, by design, higher than industry levels.  ARI believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio managers are compensated with competitive salaries, performance-based annual bonuses and retirement benefits. Bonuses are discretionary and determined by ARI’s CEO.  The success of ARI and the individual employees’ contribution to that success is the primary determinant of incentive compensation.    This compensation structure is designed to align the best interests of our clients with the management of the portfolio.

In addition, ARI’s owners and portfolio managers share in the profitability of the firm.  Direct ownership is currently offered to individuals who meet specific criteria related to their position.  All employees who meet or exceed their goals are eligible for equity ownership.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts.

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. ARI has adopted a policy to provide for fair and equitable treatment of all client accounts, and periodically reviews such policy.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple accounts.

The Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which the Advisor acts as advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Funds or other account(s) involved.

The Advisor has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Ownership of the Funds by Portfolio Managers

The following chart sets forth the dollar range of equity securities owned by each portfolio manager in the All Cap Value Fund as of December 24, 2009:

Name of Portfolio Manager	Dollar Range of Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Advisory Research All Cap Value Fund
Brien M. O’Brien	$100,001-$500,000
James M. Langer	$50,001-$100,000
Matthew K. Swaim	None
Jonathan P. Brodsky	None
Eric J. Miller	None

The portfolio managers did not own any shares of the other Advisory Research Funds as of the date of this SAI.

Service Providers

Pursuant to a Co-Administration Agreement (the “Co-Administration Agreement”), UMB Fund Services, Inc. (“UMBFS”), 803 W. Michigan Street, Milwaukee, Wisconsin  53233 and Mutual Fund Administration Corporation (“MFAC”), 2220 E. Route 66,  Suite 226, Glendora, CA  91740, (collectively the “Co-Administrators”), act as co-administrators for the Funds.  The Co-Administrators provide certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparing for signature by an officer of the Trust of all documents required to be filed for compliance with applicable laws and regulations including those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; arranging for the maintenance of books and records of the Funds; and providing, at their own expense, office facilities, equipment and personnel necessary to carry out their duties.  In this capacity, the Co-Administrators do not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

UMBFS also acts as the Trust’s fund accountant, transfer agent and dividend disbursing agent pursuant to separate agreements.

UMB Bank, n.a., an affiliate of UMBFS, is the custodian of the assets of the Funds pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides services for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 928 Grand Boulevard, Kansas City, Missouri  64106.  The Custodian does not participate in decisions pertaining to the purchase and sale of securities by the Funds.

Tait, Weller & Baker LLP is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services.

Distribution Agreement

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with the Distributor, Grand Distribution Services, LLC, 803 West Michigan Street, Milwaukee, Wisconsin 53233, pursuant to which the Distributor acts as the Funds’ distributor, provides certain administrative services and arranges for the sale of the Funds’ shares.  The offering of the Funds’ shares is continuous.  The Distributor, UMBFS and UMB Bank, n.a. (the “Custodian”) are affiliated companies.  The Distributor is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement has an initial term of two years and will continue in effect with respect to the Funds only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board or by the Distributor on 90 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Marketing and Support Payments

The Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. These payments are in addition to other fees described in the Funds’ Prospectus and this SAI, and are generally provided for shareholder services or marketing support.  Payments for marketing support are typically for inclusion of the Funds on sales lists, including electronic sales platforms.  Investors may wish to take these payments into account when considering and evaluating recommendations to purchase shares of the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisor is responsible for placing purchase and sale orders and the allocation of brokerage on behalf of the Funds.  Transactions in equity securities in most cases involve the payment of brokerage commissions. In general, there may be no stated commission in the case of securities traded in over-the-counter markets, but the prices of those securities may include undisclosed commissions or mark-ups. Principal transactions are not entered into with affiliates of the Funds. The Funds have no obligations to deal with any broker or group of brokers in executing transactions in portfolio securities. In executing transactions, the Advisor seeks to obtain the best price and execution for the Funds, taking into account such factors as price, size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Advisor generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission available.

Subject to obtaining the best price and execution, brokers who provide supplemental research, market and statistical information to the Advisor may receive orders for transactions by the Funds. The term "research, market and statistical information" includes advice as to the value of securities, and advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Advisor under the Advisory Agreement, and the expenses of the Advisor will not necessarily be reduced as a result of the receipt of such supplemental information. Such information may be useful to the Advisor in providing services to clients other than the Funds, and not all such information is used by the Advisor in connection with the Funds.  Conversely, such information provided to the Advisor by brokers and dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, investments of the kind made by the Funds may also be made by those other accounts. When the same securities are purchased for or sold by the Funds and any of such other accounts, it is the policy of the Advisor to allocate such purchases and sales in the manner deemed fair and equitable to all of the accounts, including the Funds.

The Advisor may place portfolio transactions for the Funds with brokerage firms participating in the distribution of the Funds’ shares if it reasonably believes that the quality of execution and the commission are comparable to those available from other qualified firms. The Advisor does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. To the extent permitted by law and subject to the same considerations on quality of execution and comparable commission rates, the Advisor may direct an executing broker to pay a portion or all of any commissions, concessions or discounts to a firm supplying research or other services.

The Advisor may place portfolio transactions at or about the same time for other advisory accounts, including other investment companies. The Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations among the Funds and other advisory accounts, the main factors considered by the Advisor are the respective sizes of the Funds and other advisory accounts, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for recommending the investment.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  To the extent net short-term capital gains are realized, any distributions resulting from such gains will be taxed at ordinary income tax rates for federal income tax purposes.

PROXY VOTING POLICY

The Trust has delegated to ARI the responsibility for voting such proxies as a part of ARI’s general management of the Funds, subject to the Board's continuing oversight.  In the event a proxy vote presents a conflict between the interests of a Fund’s shareholders and those of ARI or its affiliate, ARI is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision.

ARI’s Proxy Voting Policy

ARI is a fiduciary that owes each client a duty of care with regard to all services undertaken on the client’s behalf.  Proxy voting is one such service for the following clients: 1) those covered under the Employee Retirement Income Securities Act (“ERISA”) and 2) those non-ERISA clients over which ARI exercises such voting authority.  To fulfill these duties, ARI must cast votes in a manner consistent with the best interests of its clients.  In accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940, ARI has adopted policies and procedures to address its proxy voting responsibilities.

I.  Summary of Proxy Voting Policies.  ARI has engaged RiskMetrics Group / Institutional Shareholder Services (“ISS”) to provide proxy voting services for clients over which ARI exercises proxy voting authority.  ARI has adopted standard proxy voting guidelines, which are applied by ISS to all ARI proxy votes, absent instruction from ARI to the contrary.  ARI generally votes in accordance with its proxy voting guidelines; however, in rare circumstances ARI may opt to override the guidelines if it is decided to be the best interest of its clients.  It should be noted that the below Summary of Proxy Voting Guidelines is general in nature and provided for informational purposes.  Complete proxy voting policies and procedures, including complete guidelines are available upon request.

II.   Summary of Proxy Voting Guidelines.

Board of Directors
•
Case by Case Basis on director nominees based on (but not limited to) the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, disclosures under Section 404 of Sarbanes-Oxley Act, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman is also serving as a CEO, number of outside boards at which a director services and whether a retired CEO sits on the board but Against nominees that do not meet required standards pertaining to attendance and the number of outside board positions; and Against directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

•
Against indemnification proposals that would expand coverage beyond just legal expenses acts, such as negligence and proposals to eliminate directors’ and officers’ liability for monetary damages for violating the duty of care. Against proposals to impose a mandatory retirement age or limit the tenure of outside directors through term limits.

•
For proposals seeking to fix the board size or designate a range for the board size. Against proposals to classify the board and For proposals to repeal classified boards and to elect all directors annually.

Mergers and Corporate Restructurings

•
Case by Case Basis on proposals on mergers and acquisitions generally by applying a strategy based on assessment of: the reasonableness of the value to be received by target shareholders; how the market has responded to the proposed deal; if the deal makes sense strategically; the fairness of the negotiation process; if insiders are disproportionately benefitting from the transaction, and the prospects of the combined company, including the prospective combined governance profile.

•
Case by Case Basis on proposals to increase common shares using a model developed by ISS.  Vote For proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Anti-takeover Defenses/Capital Structure
•	For proposals that remove restrictions on the rights of shareholders and allow shareholders to act by written consent and call special meetings.
•	Against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
•	Against proposals giving the board exclusive authority to amend the bylaws and For proposals giving the board the ability to amend the bylaws in addition to shareholders.

Executive and Director Compensation
•
Case by Case Basis on equity compensation plans generally focusing on the transfer of shareholder wealth, as the dollar cost of pay plans to shareholders as opposed to simply focusing on voting power dilution but Against the equity plan if any of the following factors apply: total cost of the company’s equity plans is unreasonable; the plan expressly permits the repricing of stock options without prior shareholder approval; there is a disconnect between CEO pay and the company’s performance; the company’s three year burn rate exceeds the accepted threshold; or the plan is a vehicle for poor pay practices.

•	Case by Case on compensation plans for non-employee directors based on the cost of the plans against the company’s allowable cap.
•
Generally For shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table. (Say-on-Pay)

Social and Environmental Issues
•	Generally For proposals seeking reports and studies on environmental issues, labor standards and human rights.

III.  Conflicts of Interest.  ARI believes that the use of standard proxy voting guidelines and the use of an independent third party, such as ISS, mitigate potential conflicts of interest between ARI and its clients.  In addition, any recommendations by its employees to vote against the guidelines should be brought to the attention of ARI’s Chief Compliance Officer.  Any resulting override shall be documented and then submitted to ISS by compliance personnel.  Finally, the Advisor has adopted a Code of Ethics, advocating strictly ethical behavior and mandating that all of its business activities be conducted in the best interest of its clients.

Proxy Voting Records

Information on how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th will be available without charge, upon request, by calling (888) 665-1414. This information will also be available by accessing the Funds’ Form N-PX on the SEC's website at http://www.sec.gov.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Program provides for the development and implementation of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Assets Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PORTFOLIO HOLDINGS INFORMATION

The Funds have adopted policies and procedures regarding disclosure of portfolio holdings information (the "Disclosure Policy"). The Board of Trustees determined that the adoption of the Disclosure Policy, including the disclosure permitted therein, was in the best interests of the Funds. The Disclosure Policy applies to the Funds, Advisor and other internal parties involved in the administration, operation or custody of the Fund, including, but not limited to UMBFS, MFAC, the Board of Trustees, counsel to the Trust and Independent Trustees, Bingham McCutchen LLP., and the Funds’ independent accountants, Tait, Weller & Baker LLP (collectively, the “Service Providers”). Pursuant to the Disclosure Policy, non-public information concerning a Fund’s portfolio holdings may be disclosed to its Service Providers only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the fiduciary duties owed by the Fund and the Advisor to the Fund’s shareholders. The Funds and their Service Providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Advisor or any affiliated person of the Advisor) in connection with the disclosure of portfolio holdings information of the Funds. The Funds’ Policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board of Trustees. Periodic reports regarding these procedures will be provided to the Trust’s Board.

Portfolio holdings information will be deemed public when it has been posted to the Funds’ public website.

Non-Public Portfolio Holdings Information Policy.  All portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is considered non-public portfolio holdings information for the purposes of the Disclosure Policy.  Pursuant to the Disclosure Policy, the Funds or their Service Providers may disclose non-public portfolio holdings information to certain third parties who fall within pre-authorized categories on a daily basis, with no lag time unless otherwise specified below. These third parties include: (i) the Funds’ Service Providers and others who need access to such information in the performance of their contractual or other duties and responsibilities to the Funds (e.g., custodians, accountants, the Advisor, administrators, attorneys, officers and Trustees) and who are subject to duties of confidentiality imposed by law or contract, (ii) brokers who execute trades for the Funds, (iii) evaluation service providers (as described below) and (iv) shareholders requesting in-kind redemptions (as described below).

Evaluation Service Providers. These third parties include mutual fund evaluation services, such as Morningstar and Lipper, if the Funds have a legitimate business purpose for disclosing the information, provided that the third party expressly agrees to maintain the non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information. Subject to the terms and conditions of any agreement between the Funds or their authorized service providers and the third party, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which the Funds’ non-public portfolio holdings information is released, and no lag period shall apply. In addition, persons who owe a duty of trust or confidence to the Funds or their Service Providers (such as legal counsel) may receive non-public portfolio holdings information without entering into a non-disclosure agreement.

Shareholder In-Kind Distributions. The Funds’ shareholders may, in some circumstances, elect to redeem their shares of a Fund in exchange for their pro rata share of the securities held by the Fund. In such circumstances, pursuant to the Disclosure Policy, Fund shareholders may receive a complete listing of the portfolio holdings of a Fund up to seven (7) calendar days prior to making the redemption request provided that they represent orally or in writing that they agree to maintain the confidentiality of the portfolio holdings information.

Other Entities. Pursuant to the Disclosure Policy, the Funds or the Advisor may disclose non-public portfolio holdings information to a third party who does not fall within the pre-approved categories, and who are not executing broker-dealers; however, prior to the receipt of any non-public portfolio holdings information by such third party, the recipient must have entered into a non-disclosure agreement and the disclosure arrangement must have been approved by the Chief Compliance Officer and the President of the Trust.  The Chief Compliance Officer will report to the Board of Trustees on a quarterly basis regarding any recipients of non-public portfolio holdings information approved pursuant to this paragraph. There are no other ongoing arrangements as of the date of this SAI.

DETERMINATION OF NET ASSET VALUE

The NAV of Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) each business day.  The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The NAV is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Net Assets	=	NAV
Shares Outstanding

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: 1) the last sale price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and ask prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and ask prices.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”), National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has not been any sale on such day, at the mean between the bid and ask prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.

Stocks that are “thinly traded” or events occurring when a foreign market is closed but the NYSE is open (for example, the value of a security held by a Fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded) may create a situation where a market quote would not be readily available.  When a market quote is not readily available, the security’s value is based on “fair value” as determined by procedures adopted by the Board.  The Board will periodically review the reliability of the Funds’ fair value methodology.  The Funds may hold portfolio securities, such as those traded on foreign exchanges that trade on weekends or other days when the Funds’ shares are not priced.  Therefore, the value of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem shares.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, are amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, based on the value determined on the 61st day.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect as their fair value.

PURCHASE AND REDEMPTION OF FUND SHARES

Detailed information on the purchase and redemption of shares is included in the Funds’ Prospectus. Shares of the Funds are sold at the next NAV calculated after receipt of an order for purchase.  In order to purchase shares of the Funds, you must invest the initial minimum investment.  However, the Funds reserve the right, in their sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k) plans or other tax-deferred retirement plans.  You may purchase shares on any day that the NYSE is open for business by placing orders with the Funds.

The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or its operations.  This includes those from any individual or group who, in the Funds’ view, is likely to engage in or has a history of excessive trading (usually defined as more than four round-trip transactions out of the Fund within a calendar year).  Furthermore, the Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;  (ii) for any period during which an emergency exists as a result of which the sale by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets;  (iii) for such other periods as the SEC may permit for the protection of the Funds’ shareholders; or (iv) to ensure a recent purchase made by check clears.

FEDERAL INCOME TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, qualifies and has elected to be treated as a regulated investment company under Subchapter M of the Code, provided it complies with all applicable requirements under the Code, including, among other things, the source of its income, diversification of its assets and timing of distributions.  Each Fund’s policy is to distribute to its shareholders all investment company taxable income (determined without regard to the deduction for dividends paid) and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  In order to avoid liability for the federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which a Fund paid no federal income tax.

Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares.  Distributions of net investment income (including interest, dividend income and net short-term capital gain in excess of any net long-term capital loss, less certain expenses), other than qualified dividend income, will be taxable to shareholders as ordinary income.  For taxable years beginning on or before December 31, 2010, distributions of qualified dividend income, as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), generally will be taxed to non-corporate shareholders at the federal income tax rates applicable to net capital gain, provided the Fund designates the amount distributed as qualified dividend income and certain holding period and other requirements are satisfied.  Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxable to non-corporate shareholders at a maximum federal income tax rate of 15% without regard to how long a shareholder has held shares of a Fund.  Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after December 31, 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%.  Corporate shareholders are taxed on net capital gain at the same federal income tax rates applicable to ordinary income.  Dividends paid by a Fund may qualify in part for the 70% dividends received deduction available to corporate shareholders, provided the Fund designates the amount distributed as a qualifying dividend and certain holding period and other requirements under the Code are satisfied.  The designated amount, however, cannot exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of the Funds’ investment policies, it is expected that dividends from domestic corporations will be part of each Fund’s (except for the International Small Cap Value Fund) gross income and that, accordingly, a portion of the distributions by a Fund will be eligible for treatment as qualified dividend income or the dividends received deduction.  However, the portion of a Fund’s gross income attributable to qualified dividend income and qualifying dividends is largely dependent on a Fund’s investment activities for a particular year and, therefore, cannot be predicted with any certainty.  Qualified dividend income treatment and the dividends received deduction may be reduced or eliminated if, among other things, (i) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (ii) certain holding period requirements are not satisfied at both the Fund and shareholder levels.  In addition, qualified dividend income treatment is not available if a shareholder elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest.

Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable for federal income tax purposes as if received on December 31 of the calendar year in which declared.  Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the federal alternative minimum tax.

A redemption of Fund shares may result in recognition of a taxable gain or loss. The gain or loss will generally be treated as a long-term capital gain or loss if the shares were held for more than one year.  If the shares were held for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss.  Short-term capital gain is taxable at ordinary federal income tax rates.  Any loss realized upon a redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund or other substantially identical stock or security are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

A Fund’s transactions in options and other similar transactions may be subject to special provisions of the Code that, among other things, affect the character of any income realized by a Fund from such investments, accelerate recognition of income to the Fund, defer Fund losses, affect the holding period of the Fund’s securities, affect whether distributions will be eligible for the dividends received deduction or be treated as qualified dividend income and affect the determination of whether capital gain and loss is characterized as long-term or short-term capital gain or loss.  These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions may also require a Fund to “mark-to-market” certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. federal income and excise taxes.  The Funds will monitor these transactions and will make the appropriate entries in their books and records, and if the Funds deem it advisable, will make appropriate elections in order to mitigate the effect of these rules, prevent disqualification of the Funds as regulated investment companies and minimize the imposition of U.S. federal income and excise taxes.

A Fund’s transactions in broad based equity index futures contracts, exchange traded options on such indices and certain other futures contracts are generally considered “Section 1256 contracts” for federal income tax purposes.  Any unrealized gains or losses on such Section 1256 contracts are treated as though they were realized at the end of each taxable year.  The resulting gain or loss is treated as sixty percent long-term capital gain or loss and forty percent short-term capital gain or loss.  Gain or loss recognized on actual sales of Section 1256 contracts is treated in the same manner.  As noted above, distributions of net short-term capital gain are taxable to shareholders as ordinary income while distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held shares of a Fund.

A Fund’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments.

However, each Fund must distribute, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income to shareholders to avoid federal income and excise taxes.  Therefore, a Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues as discussed above.  A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond).

A Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries, which would, if imposed, reduce the yield on or return from those investments.  Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes in some cases.  With respect to a Fund so long as it: (i) qualifies for treatment as a regulated investment company, (ii) is liable for foreign income taxes; and (iii) more than 50% of its total assets at the close of its taxable year consist of stock or securities of foreign corporations, it may elect to "pass through" to its shareholders the amount of such foreign taxes paid.  If this election is made, information with respect to the amount of the foreign income taxes that are allocated to a Fund's shareholders will be provided to them and any shareholder subject to tax on dividends will be required: (i) to include in ordinary gross income (in addition to the amount of the taxable dividends actually received) its proportionate share of the foreign taxes paid that are attributable to such dividends; and (ii) either deduct its proportionate share of foreign taxes in computing its taxable income or to claim that amount as a foreign tax credit (subject to applicable limitations) against U.S. income taxes.

Foreign exchange gains or losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains or losses to be treated as ordinary gain or loss and may affect the amount, timing and character of distributions to shareholders.

The Funds may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs").  If a Fund invests in PFICs, it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend to shareholders.  In addition to bearing their proportionate share of a Fund’s expenses, shareholders may also indirectly bear similar expenses of PFICs in which the Fund has invested.  Additional charges in the nature of interest may be imposed on either the Funds or shareholders with respect to deferred taxes arising from such distributions or gains.  Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long such PFICs are held.  If a Fund invests in PFICs and elects to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and calendar year distribution requirements described above.

Under the Code, the Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers or with required certifications regarding their status under the federal income tax law or if the IRS has notified the Fund that such withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty).

This discussion and the related discussion in the Prospectus have been prepared by management of the Funds, and counsel to the Trust has expressed no opinion in respect thereof.

FUND PERFORMANCE

From time to time the Funds may advertise their total returns for prior periods. Any such advertisement would include at least average annual total return quotations for one year, five-year and ten-year periods (or life of the Fund, if shorter). Other total return quotations, aggregate or average, over other time periods may also be included.

The total return of a Fund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the Fund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the current maximum public offering price (which includes the maximum sales charge); that all income dividends or capital gain dividends during the period are reinvested in Fund shares at NAV; and that any applicable contingent deferred sales charge has been paid. A Fund's total return will vary depending on market conditions, the securities comprising the Fund’s portfolio, the Fund’s operating expenses and unrealized net capital gains or losses during the period. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance.  No adjustments are made to reflect any income taxes payable by shareholders on dividends or capital gain dividends paid by a Fund or to reflect that 12b-1 fees may have changed over time.

Average annual total return quotations are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.

The Funds’ Annual and Semi-annual Reports will contain additional performance information. A copy of the Funds’ Annual Report or Semi-annual Report may be obtained without charge by calling or writing the Funds at the telephone number and address printed on the cover of this SAI.

GENERAL INFORMATION

Investment Managers Series Trust (formerly known as Claymore Trust) is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on February 15, 2005.  The Trust currently consists of several series of shares of beneficial interest, par value of $0.01 per share.  The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares issued do not have pre-emptive or conversion rights.  Shares when issued are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular series or class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Board, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more trustees.  Shareholders also have, in certain circumstances, the right to remove one or more trustees without a meeting.  No material amendment may be made to the Trust’s Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a shareholder servicing agent may vote any shares as to which such shareholder servicing agent is the agent of record for shareholders who are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such shareholder servicing agent is the agent of record.  Any shares so voted by a shareholder servicing agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

Shareholders may send communications to the Board. Shareholders should send communications intended for the Board by addressing the communications to the Board, in care of the Secretary of the Trust and sending the communication to 2220 E. Route 66, Suite 226, Glendora, CA  91740. A shareholder communication must (i) be in writing and be signed by the shareholder, (ii) provide contact information for the shareholder, (iii) identify the Fund to which it relates, and (iv) identify the class and number of shares held by the shareholder. The Secretary of the Trust may, in good faith, determine that a shareholder communication should not be provided to the Board because it does not reasonably relate to the Trust or its operations, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in a Fund or is otherwise ministerial in nature. Other shareholder communications received by the Funds not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

The Trust’s Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents covering possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

The Board, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These codes of ethics permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

FINANCIAL STATEMENTS

As the Funds have recently commenced operations, there are no financial statements available at this time.  Shareholders of the Funds will be informed of the Funds’ progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX A

RATINGS

Standard & Poor's Corporation

A brief description of the applicable Standard & Poor's Corporation ("S&P") rating symbols and their meanings (as published by S&P) follows:

Long-Term Debt

An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2.	Nature of and provisions of the obligation; and

3.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

AAA	Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A
Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade Rating

Debt rated "BB", "B", "CCC", "CC" and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

BB
Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B
Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB" rating.

CCC
Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the  capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B" rating.

CC	The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

C
The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI	The rating "CI" is reserved for income bonds on which no interest is being paid.

D
Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

r
The letter "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities who's principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

L
The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is Federally insured by the Federal Savings & Loan Insurance Corporation or the Federal Deposit Insurance Corporation* In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the Federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR	Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1
This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

*Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flow.

A-3
Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated "B" are regarded as having only speculative capacity for timely payment.

C	This rating is as signed to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal Payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

Preferred Securities

AAA	This is the highest rating that may be assigned to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA
A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A
An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB
An issue rated BBB is regarded as backed by an adequate capacity to pay preferred stock obligations. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for preferred stock in this category for issues in the A category.

BB
As issue rated BB is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay the preferred stock obligation. While such issues will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc.

A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

Long-Term Debt

The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

Aaa
Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issuer.

Aa
Bonds are judged to be of high quality by all standards.  Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A
Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa
Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba,
B, Caa, Ca, and C Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (—) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

(P)
When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds.  The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

Short-Term Loans

MIG  1/VMIG 1      This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG  2/VMIG 2      This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG  3/VMIG 3      This designation denotes favorable quality.  All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well-established.

MIG  4/VMIG 4      This designation denotes adequate quality.  Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S.G.	This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Commercial Paper

 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-	Leading market positions in well-established industries.

-	High rates of return on Funds employed.

-	Conservative capitalization structures with moderate reliance on debt and ample asset protection.

-	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Preferred Securities Ratings

aaa	Preferred stocks which are rated "aaa" are considered to be top quality. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
Preferred stocks which are rated "aa" are considered to be high grade. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a
Preferred stocks which are rated "a" are considered to be upper-medium grade. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa
Preferred stocks which are rated "baa" are judged lover-medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba
Preferred stocks which are rated "ba" are considered to have speculative elements and their future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

PART C: OTHER INFORMATION

Advisory Research Funds

ITEM 23.	EXHIBITS

(a)	(1) Agreement and Declaration of Trust of Registrant(1)
(2)  Certificate of Trust (1)
(3)  Amendment to Certificate of Trust (1)
(4)  Amendment to Certificate of Trust (2)
(5)  Amendment to Agreement and Declaration of Trust (2)
(6)  Amendment to Agreement and Declaration of Trust (4)
(7)  Amendment to Agreement and Declaration of Trust (6)
(8)  Amendment to Agreement and Declaration of Trust (10)
(9)  Certificate of Designation of the ARI Funds (7)
(b)  Amended By-Laws of Registrant (6)
(c)  Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Agreement and Declaration of Trust and Bylaws.
(d) Investment Advisory Agreement (9)
(e)  Distribution Agreement (3)
(f)  Bonus or Profit Sharing Contracts is not applicable.
(g) Custody Agreement (3)
(h)  Other Material Contracts
(1)  Amended and Restated Transfer Agency Agreement (6)
(2)  Amended and Restated Fund Accounting Agreement (6)
(3)  Amended and Restated Co-Administration Agreement (6)
(4)  Operating Expenses Limitation Agreement (9)
(i)  Legal Opinion (8)
(j)  Consent of Independent Registered Public Accounting Firm – filed herewith
(k)  Not applicable
(l)  Initial Subscription Agreement (9)
(m) Rule 12b-1 Plan for ARI Funds - not applicable
(n) Rule 18f-3 Plan – not applicable
(o)  Powers of Attorney (3)
(p)  Code of Ethics
(1) Code of Ethics of the Trust (3)
(2) Code of Ethics of the Advisor (9)
(3) Code of Ethics of Distributor (5)

(1) Previously filed in Registrant's Post-Effective Amendment No. 14 as filed with the Commission on March 31, 2006.
(2) Previously filed in Registrant’s Post-Effective Amendment No. 29 filed with the Commission on December 5, 2007.
(3) Previously filed in Registrant’s Post-Effective Amendment No. 31 filed with the Commission on February 1, 2008.
 (4) Previously filed in Registrant’s Post-Effective Amendment No. 33 filed with the Commission on March 14, 2008.
(5) Previously filed in Registrant’s Post-Effective Amendment No. 34 filed with the Commission on March 31, 2008.
 (6) Previously filed in Registrant’s Post-Effective Amendment No. 56 filed with the Commission on April 1, 2009.
(7) Previously filed in Registrant’s Post-Effective Amendment No. 57 filed with the Commission on April 17, 2009.
 (8) Previously filed in Registrant’s Post-Effective Amendment No. 59 filed with the Commission on August 31, 2009.
(9) Previously filed in Registrant’s Post-Effective Amendment No. 70 filed with the Commission on September 30, 2009.
(10) Previously filed in Registrant’s Post-Effective Amendment No. 73 filed with the Commission on December 30, 2009.

ITEM 24.            PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

See the Statement of Additional Information.

ITEM 25.            INDEMNIFICATION

Pursuant to Del. Code Ann. Title 12 Section 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and Trustees from and against any and all claims and demands whatsoever.

Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust, which provides:

Subject to the limitations, if applicable, hereinafter set forth in this Section 8.4, the Trust shall indemnify (from the assets of the Series or Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person's heirs, executors, administrators or personal representative, referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (iii) for a criminal proceeding, had reasonable cause to believe that his conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding (the "Disinterested Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article 8 and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Pursuant to the Distribution Agreement between the Trust and Grand Distribution Services, LLC (the “Distributor”), the Trust has agreed to indemnify, defend and hold the Distributor, and each of its present or former directors, members, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act (“Distributor Indemnitees”), free and harmless (a) from and against any and all losses, claims, demands, liabilities, damages, charges, payments, costs and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages, charges, payments, costs or expenses and any counsel fees incurred in connection therewith) of any and every nature (“Losses”) which Distributor and/or each of the Distributor Indemnitees may incur under the 1933 Act, the 1934 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the registration statement or any prospectus, an annual or interim report to shareholders or sales literature, or any amendments or supplements thereto, or arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Trust’s obligation to indemnify Distributor and any of the Distributor Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made therein in reliance upon and in conformity with information relating to the Distributor and furnished to the Trust or its counsel by Distributor in writing for the purpose of, and used in, the preparation thereof; (b) from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur in connection with this Agreement or the Distributor’s performance hereunder, except to the extent the Losses result from the Distributor’s willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement, (c) from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur resulting from the actions or inactions of any prior service provider to the Trust or any Funds in existence prior to, and added to Schedule A after, the date of this Agreement, or (d) from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur when acting in accordance with instructions from the Trust or its representatives; and provided further that to the extent this agreement of indemnity may require indemnity of any Distributor Indemnitee who is also a trustee or officer of the Trust, no such indemnity shall inure to the benefit of such trustee or officer if to do so would be against public policy as expressed in the 1933 Act or the 1940 Act.

ITEM 26.            BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Advisory Research, Inc. ("ARI") is the advisor for the Advisory Research Micro Cap Value Fund, Advisory Research Small Cap Value Fund, Advisory Research Small/Mid Cap Value Fund, Advisory Research All Cap Value Fund, and Advisory Research International Small Cap Value Fund.  The principal address of Advisory Research is Two Prudential Plaza, 180 N. Stetson, Suite 5500, Chicago, IL 60601.  ARI is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of Registrant none of the directors or officers of ARI is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with ARI.

ITEM 27.            PRINCIPAL UNDERWRITER

(a)	Grand Distribution Services, LLC currently serves as distributor of the shares of the Stewart Capital Mutual Funds.

(b)	To the best of Registrant’s knowledge, the officers of Grand Distribution Services, LLC, distributor for Registrant, are as follows:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH GRAND DISTRIBUTION SERVICES LLC	POSITIONS AND OFFICES WITH REGISTRANT
Robert J. Tuszynski 803 W. Michigan Street Milwaukee, WI 53233	President	None

Christine L. Mortensen 803 W. Michigan Street Milwaukee, WI 53233	Treasurer	None

Constance Dye Shannon 803 W. Michigan Street Milwaukee, WI 53233	Secretary	None

Andrea M. Robertson 803 W. Michigan Street Milwaukee, WI 53233	Chief Compliance Officer	None

(c)   Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Accountant and Co-Administrator	UMB Fund Services, Inc. 803 W. Michigan Street Milwaukee, WI 53233
Registrant’s Co-Administrator	Mutual Fund Administration Corporation 2220 E. Route 66, Suite 226 Glendora, California 91740
Registrant’s Custodian	UMB Bank, n.a. 1010 Grand Boulevard Kansas City, Missouri, 64141
Registrant’s Investment Adviser	Advisory Research, Inc. Two Prudential Plaza 180 N. Stetson, Suite 5500 Chicago, Illinois 60601
Registrant’s Distributor	Grand Distribution Services, LLC 803 W. Michigan Street Milwaukee, WI 53233

ITEM 29.            MANAGEMENT SERVICES

Not applicable

ITEM 30.            UNDERTAKINGS

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 31st day of December, 2009.

INVESTMENT MANAGERS SERIES TRUST

By:	/s/John P. Zader
John P. Zader, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 31st day of December, 2009, by the following persons in the capacities set forth below.

Signature	Title

†
Ashley Toomey Rabun	Trustee

†
William H. Young	Trustee

†
Charles H. Miller	Trustee

/s/ John P. Zader
John P. Zader	Trustee and President

†	Trustee and Vice President
Eric M. Banhazl

/s/ Rita Dam
Rita Dam	Treasurer and Principal Financial and Accounting Officer

† By	/s/ Rita Dam
Attorney-in-fact, pursuant to power of attorney
previously filed with Post-Effective Amendment No. 31 on February 1, 2008.

EXHIBIT INDEX

Exhibit	Exhibit No.

Consent of Independent Registered Public Accounting Firm	EX 99.j